As filed with the Securities and Exchange Commission on November 25, 2014
Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

VOYA VARIABLE PORTFOLIOS, INC.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

Voya Investment Management

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq.

Goodwin Procter LLP

53 State Street

Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on January 2, 2015, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Adviser Class, Initial Class, and Service Class of Voya Global Value Advantage Portfolio

VOYA INTERNATIONAL VALUE PORTFOLIO

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 992-0180

January 14, 2015

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of Voya International Value Portfolio (“International Value Portfolio”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of International Value Portfolio. The Special Meeting is scheduled for 1:00 p.m., Local time, on February 17, 2015, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting shareholders of International Value Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of International Value Portfolio with and into Voya Global Value Advantage Portfolio (“Global Value Advantage Portfolio”) (together with International Value Portfolio, the “Portfolios”). The Portfolios are members of the Voya family of funds.

Shares of International Value Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction by your insurance company, through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy. If the Reorganization is approved by shareholders, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Global Value Advantage Portfolio instead of shares of International Value Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio that seeks long-term capital growth and current income.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus carefully and cast your vote. It is important that your vote be received no later than February 16, 2015.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

Voya international value portfolio

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 992-0180

Scheduled for February 17, 2015

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of Voya International Value Portfolio (“International Value Portfolio”) is scheduled for 1:00 p.m., Local time, on February 17, 2015, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, International Value Portfolio’s shareholders will be asked:

1.	To approve an Agreement and Plan of Reorganization by and between International Value Portfolio and Voya Global Value Advantage Portfolio (“Global Value Advantage Portfolio”), providing for the reorganization of International Value Portfolio with and into Global Value Advantage Portfolio (the “Reorganization”); and

2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.

The Board of Trustees of International Value Portfolio recommends that you vote “FOR” the Reorganization.

Shareholders of record as of the close of business on December 1, 2014 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot or Voting Instruction Card by February 16, 2015 so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot or Voting Instruction Card, by giving written notice of revocation to International Value Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

January 14, 2015

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PROXY STATEMENT/PROSPECTUS

January 14, 2015

Special Meeting of Shareholders

of Voya International Value Portfolio

Scheduled for February 17, 2015

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:

Voya International Value Portfolio (A series of Voya Variable Products Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 992-0180	Voya Global Value Advantage Portfolio (A series of Voya Variable Portfolios, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 992-0180
(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on February 17, 2015
This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya

The Prospectus/Proxy Statement explains concisely what you should know before voting on the matter described herein or investing in Voya Global Value Advantage Portfolio. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about Voya International Value Portfolio (“International Value Portfolio”) and Voya Global Value Advantage Portfolio (“Global Value Advantage Portfolio,” and together with International Value Portfolio, the “Portfolios”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

By Phone:	(800) 992-0180
By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034
By Internet:	www.voyainvestments.com/vp/literature

The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Statement of Additional Information dated January 14, 2015 relating to this Proxy Statement/Prospectus;

2.	The Prospectus and Statement of Additional Information dated May 1, 2014 for International Value Portfolio; and

3.	The Prospectus dated May 1, 2014 as supplemented November [19], 2014 and Statement of Additional Information dated May 1, 2014 for Global Value Advantage Portfolio.

The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090
By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)
By Email:	publicinfo@sec.gov (Duplication Fee Required)
By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the Portfolios’ SEC file numbers. The file number for the document listed above as (1) is [File No. generated with N-14 filing]. The file numbers for the documents listed above as (2) and (3) are 033-73140 and 333-05173, respectively.

Introduction

What is happening?

On September 12, 2014, the Board of Trustees/Directors (the “Board”) of Voya International Value Portfolio (“International Value Portfolio”) and Voya Global Value Advantage Portfolio (“Global Value Advantage Portfolio,” together with International Value Portfolio, the “Portfolios”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of International Value Portfolio with and into Global Value Advantage Portfolio (the “Reorganization”). The Reorganization Agreement requires shareholder approval, and, if approved, is expected to be effective at the close of business on March 6, 2015, or such other date as the parties may agree (the “Closing Date”).

Why did you send me this booklet?

Shares of International Value Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”).

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot or Voting Instruction Card for International Value Portfolio. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.

The Separate Accounts and Qualified Plans or their trustees, as record owners of International Value Portfolio shares are, in most cases, the true “shareholders” of International Value Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contract Holders”) may be asked to instruct their Qualified Plan trustee or Separate Accounts, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted. For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the technical shareholder but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise. Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contract Holders or Plan Participants.

Because you are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Global Value Advantage Portfolio, this Proxy Statement also serves as a prospectus for Global Value Advantage Portfolio. Global Value Advantage Portfolio is an open-end management investment company, which seeks long-term capital growth and current income, as described more fully below.

Who is eligible to vote?

Shareholders holding an investment in shares of International Value Portfolio as of the close of business on December 1, 2014 (the “Record Date”) are eligible to vote at the Special Meeting or any adjournments or postponements thereof.

How do I vote?

You may submit your Proxy Ballot or Voting Instruction Card in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•	By Mail. Mark the enclosed Proxy Ballot or Voting Instruction Card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot or Voting Instruction Card.

•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

To be certain your vote will be counted, a properly executed Proxy Ballot or Voting Instruction Card must be received no later than 5:00 p.m., Local time, on February 16, 2015.

How does the Board recommend that I vote?

The Board recommends that shareholders vote “FOR” the Reorganization.

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on February 17, 2015, at 1:00 p.m., Local time, and, if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

1

Summary of the Proposed Reorganization

You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about Global Value Advantage Portfolio, please consult Appendix B and Global Value Advantage Portfolio’s prospectus dated May 1, 2014.

On September 12, 2014, the Board approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of International Value Portfolio to Global Value Advantage Portfolio in exchange for shares of capital stock of Global Value Advantage Portfolio;

•	the assumption by Global Value Advantage Portfolio of all the liabilities of International Value Portfolio;

•	the distribution of shares of Global Value Advantage Portfolio to the shareholders of International Value Portfolio; and

•	the complete liquidation of International Value Portfolio.

If shareholders of International Value Portfolio approve the Reorganization, each owner of Adviser Class, Initial Class and Service Class shares of International Value Portfolio would become a shareholder of the corresponding share class of Global Value Advantage Portfolio. The Reorganization is expected to be effective on the Closing Date. Each shareholder of International Value Portfolio will hold, immediately after the close of the Reorganization (the “Closing”), shares of Global Value Advantage Portfolio having an aggregate value equal to the aggregate value of the shares of International Value Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	The Portfolios have different investment objectives. International Value Portfolio seeks long-term capital appreciation while Global Value Advantage Portfolio seeks long-term capital growth and current income.

•	The Portfolios have similar principal investment strategies. Under normal market conditions, International Value Portfolio invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. International Value Portfolio also invests primarily in companies with a large market capitalization, although it may also invest in small- and mid-sized companies. Global Value Advantage Portfolio invests primarily in the equity securities of companies located in a number of different countries, one of which may be the United States and does not limit its investments to companies in any particular market capitalization range.

•	Voya Investments, LLC (“Voya Investments” or “Adviser”) serves as investment adviser to both Portfolios. Voya Investment Management Co. LLC (“Voya IM” or “Sub-Adviser”), serves as the sub-adviser to both Portfolios.

•	Each Portfolio is distributed by Voya Investments Distributor, LLC (the “Distributor”).

•	Both the net and gross expenses experienced by shareholders of International Value Portfolio would be expected to decrease as a result of the Reorganization.

•	The advisory agreements between Voya Investments and both Portfolios provide for advisory fees for which Voya Investments provides advisory services only. Other services are provided under separate agreements at additional expense.

•	As of July 31, 2014, International Value Portfolio had approximately $127.1 million in net assets while Global Value Advantage Portfolio had approximately $180.2.

•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Portfolios. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.

•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither International Value Portfolio nor its shareholders, nor Global Value Advantage Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

2

Approval of the Reorganization

What is the proposed Reorganization?

Shareholders of International Value Portfolio are being asked to approve a Reorganization Agreement, providing for the reorganization of International Value Portfolio with and into Global Value Advantage Portfolio. If the Reorganization is approved, shareholders of International Value Portfolio will become shareholders of Global Value Advantage Portfolio at the Closing.

Why is a Reorganization proposed?

The Adviser and its affiliates are in the process of conducting a comprehensive review of the mutual funds offered within the Voya family of funds. At the September 2014 Board meeting, the Adviser presented to the Board a series of proposals, including the Reorganization, which were intended to enhance the efficiency and reduce the complexity of Voya family of funds. In support of its Reorganization proposal, the Adviser noted that shareholders of International Value Portfolio are expected to benefit from a reduction in gross and net expenses as shareholders of Global Value Advantage Portfolio.

How do the Investment Objectives compare?

As described in the chart that follows, the Portfolios have different investment objectives.

	International Value Portfolio	Global Value Advantage Portfolio
Investment Objective	The Portfolio seeks long-term capital appreciation.	The Portfolio seeks long-term capital growth and current income.

How do the Annual Portfolio Operating Expenses compare?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Pro forma fees and expenses, which are the estimated fees and expenses of Global Value Advantage Portfolio after giving effect to the Reorganization, assume the Reorganization occurred on June 30, 2014. Shareholders of International Value Portfolio are expected to experience a decrease in both the gross and net expenses as a result of the Reorganization. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
		International Value Portfolio	Global Value Advantage Portfolio	Global Value Advantage Portfolio Pro Forma
Class ADV
Management Fees	%	0.80	0.46	0.44
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.50	0.50
Administrative Services Fees	%	0.10	0.10	0.10
Other Expenses	%	0.06	0.08	0.07
Total Annual Portfolio Operating Expenses	%	1.46	1.14	1.11
Waivers and Reimbursements	%	(0.01)[2]	None[3]	None[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.45	1.14	1.11

Class I
Management Fees	%	0.80	0.46	0.44
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Administrative Services Fees	%	0.10	0.10	0.10
Other Expenses	%	0.06	0.08	0.07
Total Annual Portfolio Operating Expenses	%	0.96	0.64	0.61
Waivers and Reimbursements[2]	%	(0.01)[2]	None[3]	None[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.95	0.64[4]	0.61[4]

Class S
Management Fees	%	0.80	0.46	0.44
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Administrative Services Fees	%	0.10	0.10	0.10
Other Expenses	%	0.06	0.08	0.07
Total Annual Portfolio Operating Expenses	%	1.21	0.89	0.86
Waivers and Reimbursements[2]	%	(0.06)[2]	None[3]	None[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.15	0.89	0.86

1.	Expense ratios have been adjusted to reflect current contractual rates.

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2.	The Adviser is contractually obligated to limit expenses to 1.50%, 1.00%, and 1.20% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2016. The obligation is subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. In addition, the Adviser is contractually obligated to further limit expenses to 1.45%, 0.95%, and 1.15% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2016. These limitations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The Distributor is contractually obligated to waive 0.05% of the distribution fee for Class S shares through May 1, 2016. Termination or modification of these obligations require approval by the Board.

3.	The Adviser is contractually obligated to limit expenses to 1.34%, 0.84%, and 1.09% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2016. The obligation is subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. In addition, the Adviser is contractually obligated to further limit expenses to 1.15%, 0.65%, and 0.90% for Class ADV, Class I, and Class S shares, respectively through May 1, 2016. These limitations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. Termination or modification of these obligations requires approval by the Portfolio’s board.

4.	Based on Class ADV shares’ expenses adjusted for contractual differences.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Portfolios with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolios for the time periods indicated. The Examples also assume that your investment had a 5% return during each year and that the Portfolios’ operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

	International Value Portfolio				Global Value Advantage				Global Value Advantage Pro Forma
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$148	461	796	1,745	116	362	628	1,386	113	353	612	1,352
I	$97	305	530	1,177	65	205	357	798	62	195	340	762
S	$117	378	659	1,461	91	284	493	1,096	88	274	477	1,061

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

How do the Principal Investment Strategies compare?

As discussed in more detail in the table below, both Portfolios have similar principal investment strategies. International Value Portfolio invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. International Value Portfolio also invests primarily in companies with a large market capitalization, although it may also invest in small- and mid-sized companies. Global Value Advantage Portfolio invests primarily in the equity securities of companies located in a number of different countries, one of which may be the United States and does not limit its investments to companies in any particular market capitalization range. Both Portfolios may invest without limit in countries with developing or emerging markets and may invest in preferred stocks, warrants and convertible securities.

	International Value Portfolio	Global Value Advantage Portfolio
Investment Strategies

Under normal market conditions, the Portfolio invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Portfolio generally invests in common and preferred stocks, warrants, and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Portfolio may invest in derivative instruments including futures, options, and swaps. The Portfolio typically uses derivatives to hedge against currency risk and for purposes of maintaining equity market exposure on its cash balance.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and

Under normal market conditions, the Portfolio invests primarily in the equity securities of companies located in a number of different countries, one of which may be the United States. Equity securities include common and preferred stocks, warrants, and convertible securities. The Portfolio may invest without limit in countries with developing or emerging markets. The Portfolio does not limit its investments to companies in any particular market capitalization range.

The Portfolio may also invest in derivative instruments including futures or index futures to gain exposure to securities, security markets, market indices, or to seek to manage cash balances consistent with the Portfolio’s investment objectives and principal investment strategies.

The Portfolio may focus its investments in the financial services sector.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) seeks to construct an actively managed equity strategy designed to identify

4

International Value Portfolio	Global Value Advantage Portfolio

exemptive orders thereunder (“1940 Act”).

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector, or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

high quality dividend income securities focusing on both sustainability and growth of yield, as well as our proprietary fundamental research capabilities. The Sub-Adviser seeks to construct a portfolio with a gross dividend yield that exceeds the average dividend yield of the companies in the MSCI All Country World IndexSM. The Sub-Adviser utilizes a valuation based screening process to assist in selection of companies according to criteria which include the following:

•     an above average dividend yield and stability and growth of dividend;

•     companies which are profitable and have achieved an above average cash flow;

•     the potential for dividend growth.

The Sub-Adviser, from time to time, may select securities which do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

How do the Principal Risks compare?

The following table summarizes and compares the principal risks of investing in the Portfolios.

Risks	International Value Portfolio	Global Value Advantage Portfolio
Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.	✓	✓
Convertible securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.	✓	✓
Credit Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.	✓	✓
Currency To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.	✓	✓

5

Risks	International Value Portfolio	Global Value Advantage Portfolio
Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.	✓	✓
Focused Investing To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.		✓
Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.	✓	✓
Interest Rate With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Proxy Statement/Prospectus interest rates in the United States are at or near historic lows, which may increase the Portfolio’s exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values, and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.	✓	✓
Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.		✓
Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.	✓	✓
Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.	✓	✓

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Risks	International Value Portfolio	Global Value Advantage Portfolio
Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.	✓
Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.	✓	✓
Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.	✓	✓
Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.	✓
U.S. Government Securities and Obligations U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.	✓
Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.	✓

How does International Value Portfolio’s performance compare to Global Value Advantage Portfolio?

The following information is intended to help you understand the risks of investing in the Portfolios. The following bar charts show the changes in each Portfolio’s performance from year to year, and the table compares their performance to the performance of a broad-based securities market index/indices for the same period. Each Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio’s Class S shares. Other class shares’ performance would be higher or lower than Class S shares’ performance because of the higher or lower expenses paid by Class S shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolios’ performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolios’ past performance is no guarantee of future results. Because Class I shares of Global Value Advantage Portfolio had not commenced operations as of the calendar year ended December 31, 2013, no performance information for Class I shares is provided below.

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International Value Portfolio - Calendar Year Total Returns – Class S (as of December 31 of each year)

Best quarter: 2nd, 2009, 26.29% and Worst quarter: 3rd, 2011, -22.46%

The Portfolio’s Class S shares’ year-to-date total return as of September 30, 2014: -0.39%

Global Value Advantage Portfolio - Calendar Year Total Returns – Class S (as of December 31 of each year)

Best quarter: 2nd, 2009, 23.99% and Worst quarter: 1st, 2009, -17.06%
The Portfolio’s Class S shares’ year-to-date total return as of September 30, 2014: 4.65%

Average Annual Total Returns % (for the periods ended December 31, 2013)

		1 Year	5 Years	10 Years	Since Inception	Inception Date
International Value Portfolio
Class ADV	%	20.54	9.39	N/A	0.05	12/29/06
MSCI EAFE® Index[1]	%	22.78	12.44	N/A	1.78
Class I	%	21.21	9.89	5.64	N/A	08/08/97
MSCI EAFE® Index[1]	%	22.78	12.44	6.91	N/A
Class S	%	21.05	9.57	5.42	N/A	03/19/02
MSCI EAFE® Index[1]	%	22.78	12.44	6.91	N/A
Global Value Advantage Portfolio[2]
Class ADV	%	13.46	11.32	N/A	0.90	01/28/08
MSCI ACW IndexSM 1,3%		22.80	14.92	N/A	4.25
WisdomTreeSM GHYE Index[3,4]	%	15.13	12.46	N/A	1.99
Class S	%	13.63	11.58	N/A	1.16	01/28/08
MSCI ACW IndexSM 1,3%		22.80	14.92	N/A	4.25
WisdomTreeSM GHYE Index[3,4]	%	15.13	12.46	N/A	1.99

1.	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

2.	Prior to July 12, 2013, the Portfolio had a different investment objective and principal investment strategies.

3.	Beginning on July 12, 2013, the Portfolio changed its benchmark from the WisdomTreeSM Global High-Yielding Equity Index to the MSCI All Country World IndexSM because the MSCI All Country World IndexSM is considered by the Adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

4.	The index returns do not reflect deductions for fees, expenses, or taxes.

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How does the management of the Portfolios compare?

The following table describes the management of the Portfolios.

	International Value Portfolio	Global Value Advantage Portfolio
Investment Adviser	Voya Investments, LLC (“Voya Investments”)	Voya Investments
Investment Advisory Fee (as a percentage of average daily net assets)	0.80% on assets up to $250 million; 0.75% on the next $500 million; 0.70% on assets greater than $750 million	0.46% on first $500 million; 0.43% on the next $500 million; and 0.41% thereafter
Sub-Adviser	Voya Investment Management Co. LLC (“Voya IM”)	Voya IM
Sub-Advisory Fee (as a percentage of average daily net assets)	0.3825% on all assets	0.2100% on all assets
Portfolio Managers	Martin Jansen (since 12/10) David Rabinowitz (since 04/11) Joseph Vultaggio (since 01/09)	Christopher F. Corapi (since 07/13) Vincent Costa, CFA (since 04/12) Martin Jansen (since 07/13) David Rabinowitz (since 07/13) James Ying, CFA (since 07/13)
Administrator	Voya Funds Services, LLC (the “Administrator”)	Administrator
Administrative Fee (as a percentage of average daily net assets)	0.10%	0.10%
Distributor	Voya Investment Distributor, LLC (the “Distributor”)	Distributor

Advisers to the Portfolios

Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. Voya Investments has overall responsibility for the management of the Portfolios. Voya Investments oversees all investment advisory and portfolio management services for the Portfolios. Voya Investments is registered with the SEC as an investment adviser.

The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. (formerly, ING U.S., Inc.) Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of the date of this Proxy Statement/Prospectus, Voya Financial, Inc. is a subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin, with operations in more than 40 countries.

Voya Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2013, Voya Investments managed approximately $51.6 billion in assets.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and is required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, March, 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 201 Offering”). The November 2014 Offering was deemed by the Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Adviser and Sub-Adviser(s) provide services to each Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, in connection with the IPO. In addition, in 2013, shareholders of each Portfolio approved the new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and

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affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Adviser or a current affiliated sub-adviser upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014 in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and affiliated sub-advisory agreements. At that meeting, the Adviser represented that the agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Funds will not be asked to vote again on these new agreements with the Adviser and affiliated sub-advisers.

Sub-Advisers to the Portfolios

The Adviser has engaged a sub-adviser to provide the day-to-day management of each Portfolio’s portfolio. The sub-adviser is an affiliate of the Adviser.

The Adviser acts as a “manager-of-managers” for the Portfolios. The Adviser has ultimate responsibility, subject to the oversight of the Portfolios’ Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. The Portfolios and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of the Portfolios’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”).

Consistent with the “manager-of-managers” structure, the Adviser delegates to the sub-advisers of the Portfolios the responsibility for day-to-day investment management subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-advisers of the Portfolios. Pursuant to the exemptive relief, the Adviser, with the approval of the Portfolios’ Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate the Portfolios’ assets among other sub-advisers. In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. In the event that the Adviser exercises its discretion to replace a sub-adviser of a Portfolio or add a new sub-adviser to a Portfolio, the Portfolio will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of a Portfolio and a change to the investment strategies of the Portfolio.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

The “manager-of-managers” structure and reliance on the exemptive relief has been approved by each Portfolio’s shareholders.

Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM’s principal office is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2013, Voya IM managed approximately $81.2 billion in assets.

International Value Portfolio

The following individuals are jointly responsible for the day-to-day management of International Value Portfolio. Mr. Jansen is primarily responsible for making investment decisions on behalf of the Portfolio. Mr. Rabinowitz and Mr. Vultaggio support Mr. Jansen and assist in the management of the Portfolio.

Martin Jansen, Portfolio Manager, has primary responsibility for the International Value Strategy. Mr. Jansen was previously responsible for managing the transition of the U.S. equity trading facility and U.S. equity assets from ING Investment Management The Hague to Voya IM. He joined Voya IM in 1997 as senior manager to co-manage U.S. equity portfolios and was named head of the U.S. equity team in 1999. Prior to joining Voya IM, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

Joseph Vultaggio, Portfolio Manager, joined Voya IM in 1994. Mr. Vultaggio is responsible for the European Markets.

David Rabinowitz, Portfolio Manager, also serves as Head of International Equity and Director of Equity Research. Mr. Rabinowitz joined Voya IM in January 2008. He was employed by JPMorgan from May 2002 to November 2007 where he held several equity leadership positions. Most recently, he served as director of emerging markets equity research, and before that, was the director of global sector research. Previously, he was a global consumer strategist at UBS Warburg and prior to that, he was a U.S. equity analyst for Smith Barney and Sanford C. Bernstein & Company.

Global Value Advantage Portfolio

The following individuals are jointly responsible for the day-to-day management of the Global Value Advantage Portfolio.

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Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of equities, joined Voya IM in February 2004. Prior to joining Voya IM, Mr. Corapi served as global head of equity research at Federated Investors since 2002. He served as head of U.S. equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and head of emerging markets research at JPMorgan Investment Management beginning in 1998.

Vincent Costa, CFA, Portfolio Manager, and Head of the Portfolio Engineering Group, is responsible for leading the portfolio implementation effort for all equity index funds and enhanced index funds. Mr. Costa joined Voya IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining Voya IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a senior portfolio manager, managing global index and enhanced index products.

Martin Jansen, Portfolio Manager, has primary responsibility for the International Value Strategy. Mr. Jansen was previously responsible for managing the transition of the U.S. equity trading facility and U.S. equity assets from ING Investment Management The Hague to Voya IM. He joined Voya IM in 1997 as senior manager to co-manage U.S. equity portfolios and was named head of the U.S. equity team in 1999. Prior to joining Voya IM, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

David Rabinowitz, Portfolio Manager, also serves as Head of International Equity and Director of Equity Research. Mr. Rabinowitz joined Voya IM in January 2008. He was employed by JPMorgan from May 2002 to November 2007 where he held several equity leadership positions. Most recently, he served as director of emerging markets equity research, and before that, was the director of global sector research. Previously, he was a global consumer strategist at UBS Warburg and prior to that, he was a U.S. equity analyst for Smith Barney and Sanford C. Bernstein & Company.

James Ying, CFA, Assistant Portfolio Manager and quantitative analyst for U.S. equities, joined Voya IM in 2011. Prior to joining Voya IM, Mr. Ying was a quantitative analyst with Piedmont Investment Advisors from 2009 to 2011, Numeric Investors from 2006 to 2009, and Goldman Sachs Asset Management from 2000 to 2006.

Historical adviser/sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
07/12/13	ING Global Value Advantage Portfolio*	No change
Since Inception	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	Voya Investment Management Co. LLC

*	Name change, change in investment objective, and change in principal investment strategies.

Administrator

Voya Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.10% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

Distributor

The Distributor is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

The Distributor is a member of Financial Industry Regulatory Authority, Inc. (“FINRA’). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

What are the key differences in the rights of shareholders?

International Value Portfolio is organized as a series of Voya Variable Products Trust (“VVPT”), an open-end management investment company organized as a Massachusetts business trust. Global Value Advantage Portfolio is organized a series of Voya Variable Portfolios, Inc. (“VVPI”), an open-end management investment company organized as Maryland corporation. International Value Portfolio is governed by a Board of Trustees, and Global Value Advantage Portfolio is governed by the Board of Directors, which both consist of the same 12 members. For more information on the history of VVPT and VVPI, see each Portfolio’s Statement of Additional Information dated May 1, 2014.

Because the Portfolios are organized differently, there are some differences in the rights of shareholders. Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held liable for acts or obligations of the business trust. However, Voya Variable Products Trust’s Declaration of Trust disclaims shareholder liability for acts, obligations, or affairs of Voya Variable Products Trust. As such, shareholders of International Value Portfolio have no personal liability for its acts, obligations, or affairs. Under Maryland law, shareholders of Global Value Advantage Portfolio have no liability for its acts or obligations.

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Additional, the key differences are described in the table below.

International Value Portfolio	Global Value Advantage Portfolio

Shareholders have the power to vote with respect to the election and removal of trustees, investment advisory contract, termination of the trust, merger, consolidation, or sale of assets, incorporation of the Trust or the Portfolio, 12b-1 plans. Both the trustees (unless a shareholder vote is required pursuant to law, Declaration of Trust, or the Bylaws) and the shareholders have the right to alter or repeal any Bylaws of the Trust and to make new Bylaws.

Shareholders have the power to amend the Declaration of Trust, but Trustees are also permitted to do so without a shareholder vote if they deem it necessary to conform the Declaration of Trust to federal and state laws, to change the name of the Trust or make any other changes which do not materially adversely affect the rights of shareholders.

Shareholders have the power to elect and remove directors. Any Director may be removed from office by the vote of a majority of all of the shares entitled to vote, and shareholders have the power to fill the resulting vacancy for the remainder of the term and until the election and qualification of a successor.

The Board may approve the liquidation of any series of the Corporation without the approval of shareholders, unless otherwise required by law.

The Corporation reserves the right from time to time to make any amendments to its Articles of Incorporation, except that no action affecting the validity or assessability of any outstanding shares shall be taken without the unanimous approval of the outstanding shares affected. The Board of Directors has the power to amend By-laws.

Additional Information about the Portfolios

Dividends and Other Distributions

International Value Portfolio declares and pays dividends from net investment income at least quarterly. Global Value Advantage Portfolio declares and pays dividends from net investment income at least annually. Both Portfolios will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividend and capital gains distributions will be automatically reinvested in additional shares of the Portfolios at the net asset value (“NAV”) of such shares on the payment date unless a Participating Insurance Company’s Separate Account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of [June 30, 2014] and on a pro forma basis as of June 30, 2014, giving effect to the Reorganization.

	International Value Portfolio	Global Value Advantage Portfolio	Adjustments	Global Value Advantage Portfolio Pro Forma
Class ADV
Net Assets	$1,442,317	$1,363,993	$-	$2,806,310
Net Asset Value Per Share	$9.95	$9.27	$-	$9.27
Shares Outstanding	144,929	147,141	10,661[1]	302,731

Class I
Net Assets	$123,413,878	N/A2	$-	$123,413,878
Net Asset Value Per Share	$10.05	N/A2	$-	N/A2
Shares Outstanding	12,282,646	N/A2	-	N/A2

Class S
Net Assets	$7,789,755	$183,832,197	$-	$191,621,952
Net Asset Value Per Share	$10.25	$9.36	$-	$9.36
Shares Outstanding	759,788	19,649,330	72,451[1]	20,481,569

1.	Reflects new shares issued, net of retired shares of International Value Portfolio. (Calculation: Net Assets ÷ NAV per share.)

2.	As of June 30, 2014, Class I had not commenced operations.

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

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The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of International Value Portfolio in exchange for shares of capital stock of Global Value Advantage Portfolio and the assumption by Global Value Advantage Portfolio of all of International Value Portfolio’s liabilities; and (ii) the distribution of shares of Global Value Advantage Portfolio to shareholders of International Value Portfolio, as provided for in the Reorganization Agreement. International Value Portfolio will then be liquidated.

Each shareholder of Class ADV, Class I and Class S shares of International Value Portfolio will hold, immediately after the Closing, the corresponding share class of Global Value Advantage Portfolio having an aggregate value equal to the aggregate value of the shares of International Value Portfolio held by that shareholder as of the close of business on the Closing Date. In the interest of economy and convenience, shares of Global Value Advantage Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of International Value Portfolio and that International Value Portfolio receives an opinion from tax counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by the Adviser (or an affiliate). The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be $134,900 and do not include the transition costs described in “Portfolio Transitioning” below.

Portfolio Transitioning

If the Reorganization is approved by shareholders, the sub-adviser is expected to sell a significant portion of International Value Portfolio’s holdings shortly prior to the Closing Date to prepare for the Reorganization. The proceeds of such sales are expected to be invested in securities that Voya IM wishes for Global Value Advantage Portfolio to hold and in temporary investments, which will be delivered to Global Value Advantage Portfolio at the Closing. The explicit transition costs are estimated to be $103,400 and will be paid by the Adviser or its affiliates. The Portfolios may pay implicit transition costs including any markup built into the price of bonds and other instruments.

During the transition period, International Value Portfolio might not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. After the Closing, Voya IM, as the sub-adviser to Global Value Advantage Portfolio, may also sell portfolio holdings that it acquired from International Value Portfolio, and Global Value Advantage Portfolio may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Portfolio during the transition period may be made at a disadvantageous time and could result in potential losses to the Portfolios.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither International Value Portfolio nor its shareholders, nor Global Value Advantage Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Portfolios will receive an opinion from tax counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

Prior to the Closing Date, International Value Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. Variable Contract Holders and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

As of June 30, 2014, International Value Portfolio has estimated capital loss carryforwards of $178.3 million; $144.1 million of which will expire as a result of the Reorganization. Global Value Advantage Portfolio has estimated capital loss carryforwards of $22.9 million. After the Reorganization, the losses of International Value Portfolio generally may be available to Global Value Advantage Portfolio, to offset its capital gains, although a portion of the amount of these losses that may offset Global Value Advantage Portfolio’s capital gains in any given year may be limited due to this Reorganization. The ability of Global Value Advantage Portfolio to absorb losses in the future depends on a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards and built-in losses currently are available only to pre-Reorganization shareholders of each Portfolio. After

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Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of Global Value Advantage Portfolio.

Future Allocation of Premiums

Shares of International Value Portfolio have been purchased at the direction of Variable Contract Holders by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to International Value Portfolio will be allocated to Global Value Advantage Portfolio.

What is the Board’s recommendation?

Based upon its review, each Board, including a majority of the Trustees/Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees/Directors”), determined that the Reorganization would be in the best interests of the Portfolios and their shareholders. In addition, each Board determined that the interests of the shareholders of the Portfolios would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, each Board, including a majority of the Independent Trustees/Directors approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that International Value Portfolio’s shareholders vote “FOR” the Reorganization Agreement.

What factors did the Board consider?

The Board considered the Reorganization as part of its overall consideration of what would be in the best interest of International Value Portfolio and its shareholders.  The Board determined that International Value Portfolio would benefit from being combined into Global Value Advantage Portfolio under the day-to-day management of Voya IM.

 The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following:  an analysis of Voya IM as sub-adviser of each Portfolio; a presentation from the Adviser of International Value Portfolio regarding proposals, including the Reorganization, intending to, among other things, enhance the efficiency, reduce the complexity of the Voya family of funds, and eliminate sector specific portfolios; the superior performance of Global Value Advantage Portfolio, as compared to the performance of International Value Portfolio in the year-to-date, three-year and five-year time periods; the performance of International Value Portfolio as compared to its Morningstar, Inc. (“Morningstar”) peer group and the performance of Global Value Advantage Portfolio as compared to its Morningstar peer group; the lower gross and net expense ratios that current shareholders of both Portfolios are expected to experience as a result of the Reorganization; the similarities in fee structures of each of the Portfolios; the Adviser’s proposed advisory fee break points for Global Value Advantage Portfolio to be implemented in connection with the Reorganization to provide further benefits to the shareholders of the Portfolios; the potential expense limits for Global Value Advantage Portfolio to be implemented in connection with a different proposed reorganization of Voya Global Resources Portfolio into Global Value Advantage Portfolio which, upon shareholder approval of that reorganization, would provide the Portfolios’ shareholders with the added benefit of protection against rising expense ratios should Global Value Advantage Portfolio’s net assets decrease; the consideration of representations from the Portfolios’ Chief Investment Risk Officer, including the composition of each of the Portfolios and the attractive investment proposition the Reorganization presented; the similarities in the investment objectives of each Portfolio; the differences in the investment strategies of each Portfolio; the similarity in each Portfolio’s use of value-based stock selection; the larger combined asset size of the two Portfolios, which would be likely to result in a reduction in expenses for the benefit of current shareholders of both Portfolios and to provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Portfolios; the Board’s determination that the Reorganization is in the best interest of International Value Portfolio; the fact that direct or indirect costs relating to the Reorganization will not be borne by either Portfolio or their shareholders; the fact that implicit transaction costs are uncertain and will be borne by the International Value Portfolio; the expected tax consequences of the Reorganization to International Value Portfolio and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and the Board’s determination that the Reorganization will not dilute the interests of the shareholders of International Value Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization?

If shareholders of International Value Portfolio do not approve the Reorganization, International Value Portfolio will continue to be managed by Voya Investments as described in the prospectus, and the Board will determine what additional action, if any, should be taken.

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General Information about the Proxy Statement/Prospectus

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of International Value Portfolio’s shareholders.

How is my proxy being solicited?

Solicitation of proxies or voting instructions is being made primarily by the mailing of the Notice of Special Meeting, this Proxy Statement/Prospectus, and the Proxy Ballot or Voting Instruction Card on or about January 14, 2015. In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the Portfolio a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot or Voting Instruction Card but do not vote on the proposal, your proxies will vote on the proposal as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposal discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of International Value Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. A majority of the outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of Voya Variable Products Trust and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on a proposal.

Additional Voting Information

The Separate Accounts and Qualified Plans are the record owners of the shares of the Portfolios. The Qualified Plans and Separate Accounts will vote International Value Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. International Value Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Separate Accounts and Qualified Plans as the International Value Portfolio’s shareholders in determining whether a quorum is present.

Where Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Separate Accounts will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted. The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote. Because a significant percentage of International Value Portfolio’s shares are held by Separate Accounts, which use proportional voting, the presence of such Separate Accounts at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

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How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of International Value Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
ADV
I S
Total

Shares have no preemptive or subscription rights. [Confirm] [To the knowledge of the Adviser, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of any class of the Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of any class of the Portfolio.]

Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of International Value Portfolio or Global Value Advantage Portfolio.

Can shareholders submit proposals for a future shareholder meeting?

The Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Portfolio shareholder of record, unless the Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement, please contact Shareholder Services at (800) 992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform the Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at (800) 992-0180.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot or Voting Instruction Card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot or Voting Instruction Card.

Huey P. Falgout, Jr.
Secretary

January 14, 2015

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

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Appendix A: Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 12th day of September, 2014, by and between Voya Variable Portfolios, Inc. (“VVPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Global Value Advantage Portfolio (the “Acquiring Portfolio”), and Voya Variable Products Trust (“VVPT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya International Value Portfolio (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class ADV, Class I, and Class S voting shares of capital stock of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Directors of the Acquiring Portfolio has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Portfolio has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.      TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1. Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class ADV, Class I, and Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Acquired Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume all of the liabilities of the Acquired Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio’s shareholders of record with respect to its Class ADV, Class I, and Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same Class received by the Acquired Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Acquired Portfolio will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each Class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each Class of the Acquired Portfolio’s shares, determined as of immediately after the close

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of business on the Closing Date (the “Acquired Portfolio Shareholders”). The aggregate net asset value of Class ADV, Class I, and Class S Acquiring Portfolio Shares to be so credited to shareholders of Class ADV, Class I, and Class S shares of the Acquired Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio of that same Class owned by such shareholders on the Closing Date. All issued and outstanding Class ADV, Class I, and Class S Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Class ADV, Class I, and Class S shares of the Acquired Portfolio will represent a number of shares of the same Class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Portfolio shall not issue certificates representing the Class ADV, Class I, and Class S Acquiring Portfolio Shares in connection with such exchange.

1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.      VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Directors.

2.2. The net asset value of Class ADV, Class I, and Class S Acquiring Portfolio Shares shall be the net asset value per share computed with respect to that Class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Directors.

2.3. The number of the Class ADV, Class I, and Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such Class by dividing the value of the net assets with respect to the Class ADV, Class I, and Class S shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Portfolio Shares of the same class, determined in accordance with paragraph 2.2.

2.4. All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.      CLOSING AND CLOSING DATE

3.1. The Closing Date shall be March 6, 2015, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2. The Acquired Portfolio shall direct the Bank of New York Mellon, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Acquired Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio shareholders and the number and percentage ownership of outstanding Class ADV, Class I, and Class S shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

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3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Directors of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.      REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of VVPT, VVPT, on behalf of the Acquired Portfolio, represents and warrants to VVPI as follows:

(a)   The Acquired Portfolio is duly organized as a series of VVPT, which is a business trust, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VVPT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)  VVPT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)  The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)  On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)  The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VVPT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VVPT, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VVPT, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)   Except as otherwise disclosed in writing to and accepted by VVPI, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VVPT, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)   The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2013, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)  Since December 31, 2013, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the

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discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)  On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)   For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)   All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VVPT, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)  The information to be furnished by VVPT, on behalf of the Acquired Portfolio, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)  The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2. Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of VVPI, VVPI, on behalf of the Acquiring Portfolio, represents and warrants to VVPT as follows:

(a)   The Acquiring Portfolio is duly organized as a series of VVPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under VVPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)  VVPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)   The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)  On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

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(f)   The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VVPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VVPI, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VVPI, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)   Except as otherwise disclosed in writing to and accepted by VVPT, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VVPI, on behalf of the Acquiring Portfolio, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VVPI, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)   The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2013, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)  Since December 31, 2013, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)  On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)  For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)  All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquiring Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquiring Portfolio, as provided in paragraph 3.3. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)  The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VVPI, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)  The Class ADV, Class I, and Class S Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)  The information to be furnished by VVPI, on behalf of the Acquiring Portfolio, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)   That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials with respect to the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue

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statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Acquiring Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Acquiring Portfolio will, within a commercially reasonable amount of time, inform the Acquired Portfolio.

5.      COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1. The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Acquired Portfolio covenants that the Class ADV, Class I, and Class S Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio’s shares.

5.5. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV, Class I, and Class S Acquiring Portfolio Shares received at the Closing.

5.8. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9. VVPT, on behalf of the Acquired Portfolio, covenants that VVPT will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VVPI, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VVPT’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) VVPI’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10. The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of VVPT, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at VVPT’s election, to the performance by VVPI, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of VVPI, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. VVPI, on behalf of the Acquiring Portfolio shall have delivered to the VVPT a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the VVPT and dated as of the Closing Date, to the effect that the representations and warranties of VVPI, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the VVPT shall reasonably request;

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6.3. VVPI, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VVPI, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of VVPI, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at VVPI’s election, to the performance by VVPT, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of VVPT, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. VVPT, on behalf of the Acquired Portfolio shall have delivered to VVPI, on behalf of the Acquiring Portfolio, a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VVPT;

7.3. VVPT, on behalf of the Acquired Portfolio shall have delivered to VVPI, on behalf of the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VVPI and dated as of the Closing Date, to the effect that the representations and warranties of VVPT, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VVPI shall reasonably request;

7.4. VVPT, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VVPT, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VVPT, on behalf of the Acquired Portfolio, or VVPI, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of VVPT’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VVPI. Notwithstanding anything herein to the contrary, neither VVPI, on behalf of the Acquiring Portfolio, nor VVPT, on behalf of the Acquired Portfolio, may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VVPI, on behalf of the Acquiring Portfolio, or VVPT, on behalf of the Acquired Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of Tax Counsel addressed to VVPI and VVPT substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Tax Counsel

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of representations it shall request of VVPI and VVPT. Notwithstanding anything herein to the contrary, VVPI and VVPT may not waive the condition set forth in this paragraph 8.5.

9.     BROKERAGE FEES AND EXPENSES

9.1. VVPT, on behalf of the Acquired Portfolio, and VVPI, on behalf of the Acquiring Portfolio, each represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. The expenses relating to the proposed Reorganization will be borne by the investment adviser to both the Acquiring Portfolio and the Acquired Portfolio. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.    TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before [DATE], unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors/Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.    AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VVPI and VVPT; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by VVPT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class ADV, Class I, and Class S Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.    NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

Voya Variable Portfolios, Inc.

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Goodwin Proctor, LLP

Exchange Place

53 State Street

Boston, MA 02109

Attn: Philip H. Newman

Voya Variable Products Trust

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz

14.    HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

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14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or the corporate property of the Acquiring Portfolio, as the case may be, as provided in the Declaration of Trust of VVPT or the Articles of Incorporation of VVPI, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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Appendix B: Additional Information Regarding Global Value Advantage Portfolio

Portfolio Holdings Information

A description of Global Value Advantage Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in the Portfolio’s Statement of Additional Information dated May 1, 2014. Portfolio holdings information can be reviewed online at www.voyainvestments.com.

How Shares Are Priced

The net asset value (“NAV”) per share for each class of Global Value Advantage Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. Global Value Advantage Portfolio is open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of Global Value Advantage Portfolio is calculated by taking the value of the Global Value Advantage Portfolio’s assets attributable to that class, subtracting Global Value Advantage Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. To the extent Global Value Advantage Portfolio invests in other open-end funds (other than ETFs), Global Value Advantage Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from independent pricing services. Shares of investment companies held by Global Value Advantage Portfolio (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when Global Value Advantage Portfolio’s NAV is not calculated. As a result, the NAV of Global Value Advantage Portfolio may change on days when shareholders will not be able to purchase or redeem Global Value Advantage Portfolio’s shares. When market quotations are not available or are deemed unreliable, Global Value Advantage Portfolio will use a fair value for an asset that is determined in accordance with procedures adopted by Global Value Advantage Portfolio’s Board. The types of assets for which such fair value pricing might be required include, but are not limited to:

• Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

• Securities of an issuer that has entered into a restructuring;

• Securities whose trading has been halted or suspended;

• Debt instruments that have gone into default and for which there are no current market value quotations; and

• Securities that are restricted as to transfer or resale.

Global Value Advantage Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by Global Value Advantage Portfolio’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by Global Value Advantage Portfolio’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that Global Value Advantage Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which Global Value Advantage Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of Global Value Advantage Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Plan Participant is received in proper form. When the Variable Contract Holder or Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Plan Participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by Global Value Advantage Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

How to Buy and Sell Shares

Global Value Advantage Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of Global Value Advantage Portfolio, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Global Value Advantage Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan

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documents for information on how to direct investments in, or redemptions from, an investment option corresponding to Global Value Advantage Portfolio and any fees that may apply. Participating Insurance Companies and certain other designated organizations are authorized to receive purchase orders on Global Value Advantage Portfolio’s behalf.

Global Value Advantage Portfolio currently does not foresee any disadvantages to investors if Global Value Advantage Portfolio serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contracts Owners, Plan Participants, and other permitted investors for which Global Value Advantage Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract Holders, Plan Participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in Global Value Advantage Portfolio might be required to redeem the investment of one or more of its separate accounts from Global Value Advantage Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force Global Value Advantage Portfolio to sell securities at disadvantageous prices. Global Value Advantage Portfolio may discontinue sales to a Qualified Plan and require Plan Participants with existing investments in Global Value Advantage Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, Global Value Advantage Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with Voya affiliated mutual funds. In some cases Global Value Advantage Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, Global Value Advantage Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Global Value Advantage Portfolio management. For example, Global Value Advantage Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on Global Value Advantage Portfolio as a result of these transactions. So long as Global Value Advantage Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Global Value Advantage Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. Global Value Advantage Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Distribution and Shareholder Service Plans

Global Value Advantage Portfolio has a distribution plan and shareholder service plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class ADV shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract Holders or Plan Participants with interests in Global Value Advantage Portfolio. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.50% (0.25% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of Global Value Advantage Portfolio.

Voya Global Value Advantage Portfolio has a distribution/shareholder service plan (“Distribution/Shareholder Service Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class S shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class S shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract Holders or Plan Participants with interests in the Portfolio. Under the Distribution/Shareholder Service Plan, Global Value Advantage Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets.

Because these distribution and shareholder service fees are paid out of Global Value Advantage Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Frequent Trading - Market Timing

Global Value Advantage Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of Global Value Advantage Portfolio. Shares of Global Value Advantage Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. Global Value Advantage Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of Global Value Advantage Portfolio.

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Global Value Advantage Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within Global Value Advantage Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, Global Value Advantage Portfolio may make a determination that certain trading activity is harmful to Global Value Advantage Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholders investing directly or indirectly in Global Value Advantage Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. Global Value Advantage Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. Global Value Advantage Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

Global Value Advantage Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of Global Value Advantage Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of Global Value Advantage Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease Global Value Advantage Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Global Value Advantage Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time Global Value Advantage Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Global Value Advantage Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by Global Value Advantage Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by Global Value Advantage Portfolio is halted and does not resume prior to the time Global Value Advantage Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. Global Value Advantage Portfolio has adopted fair valuation policies and procedures intended to reduce Global Value Advantage Portfolio’s exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that Global Value Advantage Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to Global Value Advantage Portfolio that are followed by the financial intermediaries that use Global Value Advantage Portfolio and the monitoring by Global Value Advantage Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in Global Value Advantage Portfolio will occur. Moreover, decisions about allowing trades in Global Value Advantage Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of Global Value Advantage Portfolio’s shareholders.

Payments to Financial Intermediaries

Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from Global Value Advantage Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, Global Value Advantage Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of Global Value Advantage Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from Global Value Advantage Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from Global Value Advantage Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. Global Value Advantage Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in Global Value Advantage Portfolio. These payments as well as payments from Global Value Advantage Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make Global Value Advantage Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of Global Value Advantage Portfolio.

As of the date of this Proxy Statement/Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed

28

as a percentage of the average aggregate amount invested in Global Value Advantage Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use Global Value Advantage Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract Holders. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. Global Value Advantage Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract Holders should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Plan Participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Dividends, Distributions, and Taxes

Dividends and Distributions

Global Value Advantage Portfolio declares and pays dividends from net investment income at least annually. Global Value Advantage Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of Global Value Advantage Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, Global Value Advantage Portfolio may also pay an additional capital gains distribution.

Tax Matters

Variable Contracts Owners should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Global Value Advantage Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, Global Value Advantage Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.

Global Value Advantage Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from Global Value Advantage Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of Global Value Advantage Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the Statement of Additional Information dated May 1, 2014 for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN Global Value Advantage Portfolio DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand Global Value Advantage Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of Global Value Advantage Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from Global Value Advantage Portfolio’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm, with the exception of the period ending June 30, 2014. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated December 31, 2013 and the (unaudited) semi-annual shareholder report dated June 30, 2014, are incorporated herein by reference. Because Class I shares had not commenced operations as of the fiscal period ended June 30, 2014, financial highlights for Class I are not presented.

		Income (loss) from investment operations				Less distributions				Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	Total Distributions	Net asset value, end of year of period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		($000’s)	(%)
Class ADV
06-30-14	8.94	0.12	•	0.45	0.57	0.24	0.24	9.27	6.49	1.14	1.14		1.14		2.75		1,364	59
12-31-13	8.15	0.23	•	0.85	1.08	0.29	0.29	8.94	13.46	1.27	1.28		1.28		2.70		1,312	122
12-31-12	7.38	0.25	•	0.81	1.06	0.29	0.29	8.15	14.74	1.33	1.34		1.34		3.25		1,485	23
12-31-11	7.93	0.27	•	(0.56)	(0.29)	0.26	0.26	7.38	(4.18)	1.34	1.34		1.34		3.48		812	25
12-31-10	7.76	0.20	•	0.24	0.44	0.27	0.27	7.93	5.80	1.37	1.34	†	1.34	†	2.67	†	695	47
12-31-09	5.99	0.22		1.55	1.77	-	-	7.76	29.55	1.31	1.29	†	1.29	†	3.40	†	1	66
Class S
06-30-14	9.03	0.13	•	0.46	0.59	0.26	0.26	9.36	6.70	0.89	0.89		0.89		3.00		183,832	59
12-31-13	8.23	0.25	•	0.85	1.10	0.30	0.30	9.03	13.63	1.02	1.03		1.03		2.96		179,327	122
12-31-12	7.44	0.27	•	0.83	1.10	0.31	0.31	8.23	15.12	1.08	1.09		1.09		3.54		180,208	23
12-31-11	7.96	0.30	•	(0.57)	(0.27)	0.25	0.25	7.44	(3.87)	1.09	1.09		1.09		3.76		173,576	25
12-31-10	7.77	0.24	•	0.20	0.44	0.25	0.25	7.96	5.86	1.12	1.09	†	1.09	†	3.23	†	206,216	47
12-31-09	5.98	0.23		1.56	1.79	-	-	7.77	29.93	1.06	1.04	†	1.04	†	3.74	†	219,257	66

1.	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

2.	Annualized for periods less than a year.

3.	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance.

4.	Ratios reflect operating expenses of Global Value Advantage Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by Global Value Advantage Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by Global Value Advantage Portfolio. Net investment income (loss) is net of all such additions or reductions.

•	Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

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Appendix C: Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of [December 1, 2014]:

Voya International Value Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

Voya Global Value Advantage Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on December 1, 2014.

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VOYA INVESTMENT MANAGEMENT

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free **1-877-907-7646** and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to **Proxyvote.com** and follow the on-line directions.

VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot. **PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON FEBRUARY 17, 2015.**

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

M79654-S25694

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

VOYA INTERNATIONAL VALUE PORTFOLIO

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

Signature [PLEASE SIGN WITHIN BOX] Date

Signature [Joint Owners] Date

The Proxy Statement for the Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/VOYA.

M79655-S25694

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoint(s) **Huey P. Falgout, Jr., Theresa K. Kelety and Todd Modic,** or any one or all of them, proxies, with full power of substitution, to vote all shares of the reverse-referenced Portfolio (the "Portfolio"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on **February 17, 2015,** at 1:00 PM, local time, and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed. **If no specification is made, the proxy will be voted "FOR" the proposal.**

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

Voya Variable Portfolios, Inc.

Statement of Additional Information

January 14, 2015

Acquisition of the Assets and Liabilities of: Voya International Value Portfolio (A Series of Voya Variable Products Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: Voya Global Value Advantage Portfolio (A Series of Voya Variable Portfolios, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

This Statement of Additional Information of Voya Global Value Advantage Portfolio (“SAI”) is available to the shareholders of Voya International Value Portfolio (“International Value Portfolio”), a series of Voya Variable Products Trust, in connection with a proposed transaction whereby all of the assets and liabilities of International Value Portfolio will be transferred to Voya Global Value Advantage Portfolio (“Global Value Advantage Portfolio,” together with International Value Portfolio, the “Portfolios,” each a “Portfolio”), a series of Voya Variable Portfolios, Inc., in exchange for shares of Global Value Advantage Portfolio.

 This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Global Value Advantage Portfolio; (iii) the accompanying pro forma financial statements; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for International Value Portfolio, dated May 1, 2014, as filed on April 29, 2014 (File No: 033-73140) and the SAI for Global Value Advantage Portfolio dated May 1, 2014, as filed on April 29, 2014 (File No: 333-05173).

2.	The Financial Statements of International Value Portfolio included in the Annual Report dated December 31, 2013, as filed on February 28, 2014 and the Semi-Annual Report dated June 30, 2014, as filed on August 28, 2014 (File No: 811-08220) and the Financial Statements of Global Value Advantage Portfolio included in the Annual Report dated December 31, 2013, as filed on February 28, 2014 and the Semi-Annual Report dated June 30, 2013, as filed on August 28, 2014 (File No. 811-07651).

This SAI is not a prospectus. A Proxy Statement/Prospectus dated January 14, 2015, relating to the Reorganization of International Value Portfolio may be obtained, without charge, by writing to the Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

Voya Global Value Advantage Portfolio

 Set forth below is an excerpt from Global Value Advantage Portfolio’s unaudited semi-annual report dated June 30, 2014.

* * * *

Market Perspective: Six Months Ended June 30, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however, and in the first month of 2014 the Index slumped before recovering to end up 5.48% for the first half of the fiscal year. (The Index returned 6.18% for the six-months ended June 30, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear, however was that it was indeed weather-related and could therefore be expected to be temporary. The Fed confirmed as much on February 14. The same week new Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time.”

The April, May and June employment reports were significantly better, showing a monthly average of 234,000 jobs created. Retail sales, industrial production and home sales all rebounded strongly, although the pace of home price increases was moderating. Purchasing managers’ activity indices were on the rise. The Fed continued to taper without hesitation and by the end of June the pace of bond purchases had fallen to $35 billion per month.

The main outlier was gross domestic product (“GDP”). First quarter GDP growth was initially announced on April 30 as a scant 0.1% annualized. One month later it was revised down to a fall of 1.0%. And on June 25 it was further revised down to 2.9%, the worst since the first quarter of 2009. But such was the state of sentiment that markets seemed to shrug it off as the encapsulation of a weather-driven anomaly, now fading into memory.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added 3.93% in the six months through June. The Barclays Long Term U.S. Treasury sub-index, having dropped 12.66% in the previous fiscal year, bounced back to soar 12.14%. The over-all Barclay’s U.S. Treasury Bond sub-index only returned 2.72%: evidence of a flattening Treasury yield curve. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 5.68% and interestingly did a little better than the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 5.46%.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 7.14% in the first half of the fiscal year, closing just off an all-time high. This represented the sixth straight calendar quarter of positive returns, a sequence not seen since 1998. Utilities was the best performing sector with a gain of 18.65%, followed at some distance by energy, 12.98%. The worst were consumer discretionary which managed only 0.60% and industrials 4.00%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, slipped by just about 3% in the next quarter.

In currencies, the dollar edged up only 0.37% against the euro over the six months, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost 3.21% to the pound as the UK’s strong recovery story remained largely intact. The dollar fell 3.78% against the yen, with the effectiveness of the Bank of Japan’s own quantitative easing as a means of weakening the currency increasingly in doubt.

In international markets, the MSCI Japan® Index lost 2.96% for the fiscal half year, (despite a 4.8% bounce in June). The government’s fiscal and monetary stimulus seemed to be fading, while Prime Minister Abe’s reform-based “third arrow” of economic policy was criticized as lacking definition. The MSCI Europe ex UK® Index gained 6.37%, with strength in banks, pharmaceuticals, utilities and the peripheral markets of Italy and Spain. The euro zone reported its fourth straight quarter of GDP growth; the total however amounted to less than 1%, while unemployment was still stubbornly high at 11.6%. The MSCI UK® Index rose a rather disappointing 1.88%. Stocks were held back by lagging banks, miners and telecoms. GDP in the first

2

quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of International Value Portfolio will be transferred to Global Value Advantage Portfolio, in exchange for shares of Global Value Advantage Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of June 30, 2014. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio. The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio. The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited)
	International Value Portfolio	Global Value Advantage Portfolio	Pro Forma Adjustments		Global Value Advantage Portfolio Pro Forma Combined
ASSETS:
Investments in securities at fair value +*	$131,606,655	$177,125,437	$-		$308,732,092
Short-term investments at fair value**	4,330,560	12,470,568	-		16,801,128
Total Investments at fair value	$135,937,215	$189,596,005	$-		$325,533,220
Cash	33	360	-		393
Cash collateral for futures	-	258,560	-		258,560
Foreign currencies at value***	87,601	224,145	-		311,746
Receivables:
Investment securities sold	69,680	110,116	-		179,796
Fund shares sold	35,990	-	-		35,990
Dividends	232,441	476,779	-		709,220
Foreign tax reclaims	226,687	328,156	-		554,843
Prepaid expenses	567	688	-		1,255
Reimbursement due from manager	6,689	-	238,300	(A)	244,989
Other assets	163	9,057	-		9,220
Total assets	136,597,066	191,003,866	238,300		327,839,232

LIABILITIES:
Payable for investment securities purchased	10,814	2,782,733	-		2,793,547
Payable for fund shares redeemed	138	53,223	-		53,361
Payable upon receipt of securities loaned	3,801,560	2,758,568	-		6,560,128
Payable for investment management fees	87,827	70,023	-		157,850
Payable for administrative fees	10,979	15,222	-		26,201
Payable for distribution and shareholder service fees	1,884	38,337	-		40,221
Payable for directors fees	658	889	-		1,547
Payable to directors under deferred compensation plan	163	9,057	-		9,220
Other accrued expenses and liabilities	37,093	79,624	238,300	(A)	355,017
Total liabilities	3,951,116	5,807,676	238,300		9,997,092
NET ASSETS	$132,645,950	$185,196,190	$-		$317,842,140

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$289,478,652	$188,204,687	$-		$477,683,339
Undistributed net investment income	1,830,629	2,637,165	-		4,467,794
Accumulated net realized loss	(178,626,234)	(22,931,744)	-		(201,557,978)
Net unrealized appreciation	19,962,903	17,286,082	-		37,248,985
NET ASSETS	$132,645,950	$185,196,190	$-		$317,842,140

+	Including securities loaned at value	$3,635,737	$2,702,528	$-	$6,338,265
*	Cost of investments in securities	$111,651,709	$159,893,370	$-	$271,545,079
**	Cost of short-term investments	$4,330,560	$12,470,568	$-	$16,801,128
***	Cost of foreign currencies	$87,158	$224,011	$-	$311,169

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited)
	International Value Portfolio	Global Value Advantage Portfolio	Pro Forma Adjustments		Global Value Advantage Portfolio Pro Forma Combined

Class ADV
Net Assets	$1,442,317	$1,363,993	$-		$2,806,310
Shares authorized	unlimited	100,000,000			100,000,000
Par value	$0.010	$0.001	$-		$0.001
Shares outstanding	144,929	147,141	10,661	(B)	302,731
Net asset value and redemption price per share	$9.95	$9.27	$-		$9.27

Class I
Net Assets	$123,413,878	n/a(C)	$-		$123,413,878
Shares authorized	unlimited	n/a(C)			100,000,000
Par value	$0.010	n/a(C)	$-		$0.001
Shares outstanding	12,282,646	n/a(C)			12,282,646
Net asset value and redemption price per share	$10.05	n/a(C)	$-		$10.05

Class S
Net Assets	$7,789,755	$183,832,197	$-		$191,621,952
Shares authorized	unlimited	100,000,000			100,000,000
Par value	$0.010	$0.001	$-		$0.001
Shares outstanding	759,788	19,649,330	72,451	(B)	20,481,569
Net asset value and redemption price per share	$10.25	$9.36	-		$9.36

(A)	Reflects adjustment for estimated one time merger expenses and transition costs (See Note 4 to Pro Forma Financial Statements (Unaudited)).
(B)	Reflects new shares issued, net of retired shares of Voya International Value Portfolio. (Calculation: Net Assets ÷ NAV per share).
(C)	As of June 30, 2014 Class I has not commenced operations.
See accompanying Notes to the Pro Forma Financial Statements (Unaudited)

5

STATEMENTS OF OPERATIONS for the twelve months ended June 30, 2014 (Unaudited)
	International Value Portfolio	Global Value Advantage Portfolio	Pro Forma Adjustments		Global Value Advantage Portfolio Pro Forma Combined
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,316,832	$5,737,899	$-		$11,054,731
Securities lending income, net	136,714	35,958	-		172,672
Total investment income	5,453,546	5,773,857	-		11,227,403

EXPENSES:
Investment management fees	1,052,700	815,504	(447,106)	(A)	1,421,098
Distribution and service fees:
Class ADV	6,462	6,533	–		12,995
Class S	19,394	439,942	–		459,336
Transfer agent fees	342	173	–		515
Administrative service fees	131,586	177,283	–		308,869
Shareholder reporting expense	9,433	10,456	–		19,889
Professional fees	17,742	34,558	–		52,300
Custody and accounting expense	73,289	123,219	(11,147)	(A)	185,361
Director fees	3,947	5,318	-		9,265
License fee	–	11,373	(11,373)	(A)	-
Miscellaneous expense	2,971	8,619	–		11,590
Interest expense	894	904	–		1,798
Merger and transition expenses	–	–	238,300	(B)	238,300
Total expenses	1,318,760	1,633,882	(231,326)		2,721,316
Net waived and reimbursed fees	(12,260)	14,664	(249,552)		(247,148)
Net expenses	1,306,500	1,648,546	(480,878)		2,474,168
Net investment income	4,147,046	4,125,311	480,878		8,753,235

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	12,967,714	30,138,075	–		43,105,789
Foreign currency related transactions	(57,339)	(159,412)	–		(216,751)
Futures	–	(1,085)	–		(1,085)
Net realized gain	12,910,375	29,977,578	–		42,887,953
Net change in unrealized appreciation (depreciation) on:
Investments	12,593,683	1,196,117	–		13,789,800
Foreign currency related transactions	19,108	41,513	–		60,621
Futures	–	201,241	–		201,241
Net change in unrealized appreciation	12,612,791	1,438,871	–		14,051,662
Net realized and unrealized gain	25,523,166	31,416,449	–		56,939,615
Increase in net assets resulting from operations	$29,670,212	$35,541,760	$480,878		$65,692,850

*Foreign taxes withheld	$389,218	$312,605	$–		$701,823

(A)	Reflects adjustment in expenses due to effects of new contractual rates.
(B)	Reflects adjustment for estimated one time merger expenses and transition costs (See Note 4 in Notes to Pro Forma Financial Statements (Unaudited)).
See accompanying Notes to the Pro Forma Financial Statements (Unaudited)
6

PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)
International Value Portfolio	Global Value Advantage Portfolio	Pro Forma adjustments		Global Value Advantage Portfolio Pro Forma Combined					International Value Portfolio	Global Value Advantage Portfolio	Pro Forma adjustments		Global Value Advantage Portfolio Pro Forma Combined
Shares	Shares	Shares		Shares					Value	Value	Value		Value
		COMMON STOCK:					96.2%
						Consumer Discretionary:		11.5%
10,996	13,663	(844)	(A)	23,815		Bayerische Motoren Werke AG			$1,392,421	$1,730,142	$(106,899)	(A)	$3,015,664
-	33,909	25,195	(A)	59,104		Brinker International, Inc.			-	1,649,673	1,225,730	(A)	2,875,403
13,556	-	(13,556)	(A)	-		Cie Financiere Richemont SA			1,420,524	-	(1,420,524)	(A)	-
44,000	-	(44,000)	(A)	-		Fuji Heavy Industries Ltd.			1,220,066	-	(1,220,066)	(A)	-
-	35,300	26,228	(A)	61,528		Home Depot, Inc.			-	2,857,888	2,123,450	(A)	4,981,338
7,233	-	(7,233)	(A)	-		Kering			1,586,711	-	(1,586,711)	(A)	-
223,840	-	(223,840)	(A)	-		Kingfisher PLC			1,374,124	-	(1,374,124)	(A)	-
-	40,098	29,793	(A)	69,891		Macy’s, Inc.			-	2,326,486	1,728,611	(A)	4,055,097
-	33,300	24,742	(A)	58,042		Nike, Inc.			-	2,582,415	1,918,770	(A)	4,501,185
88,300	-	(88,300)	(A)	-		Panasonic Corp.			1,070,378	-	(1,070,378)	(A)	-
65,426	66,016	(16,375)	(A)	115,067		Reed Elsevier NV			1,502,393	1,515,942	(376,027)	(A)	2,642,308
19,731	21,939	(3,430)	(A)	38,240		Renault S.A.			1,783,578	1,983,170	(310,055)	(A)	3,456,693
-	30,800	22,885	(A)	53,685		Starbucks Corp.			-	2,383,304	1,770,828	(A)	4,154,132
41,100	31,800	(17,472)	(A)	55,428		Toyota Motor Corp.			2,460,765	1,903,949	(1,046,105)	(A)	3,318,609
44,292	-	(44,292)	(A)	-		WPP PLC			965,201	-	(965,201)	(A)	-
205,500	603,000	242,537	(A)	1,051,037		Yue Yuen Industrial Holdings			687,591	2,017,603	811,516	(A)	3,516,710
									15,463,752	20,950,572	102,815		36,517,139

						Consumer Staples:		10.2%
129,000	-	(129,000)	(A)	-		Ajinomoto Co., Inc.			2,021,859	-	(2,021,859)	(A)	-
-	45,400	33,733	(A)	79,133		Altria Group, Inc.			-	1,904,076	1,414,755	(A)	3,318,831
50,776	49,338	(14,117)	(A)	85,997		British American Tobacco PLC			3,021,272	2,935,708	(840,000)	(A)	5,116,980
15,304	21,161	419	(A)	36,884		Casino Guichard Perrachon S.A.			2,029,008	2,805,531	55,540	(A)	4,890,079
-	23,700	17,609	(A)	41,309		CVS Caremark Corp.			-	1,786,269	1,327,223	(A)	3,113,492
66,300	72,200	(12,654)	(A)	125,846		Japan Tobacco, Inc.			2,417,438	2,632,565	(461,406)	(A)	4,588,597
-	19,900	14,786	(A)	34,686		Kimberly-Clark Corp.			-	2,213,278	1,644,496	(A)	3,857,774
-	39,810	29,579	(A)	69,389		Kraft Foods Group, Inc.			-	2,386,609	1,773,284	(A)	4,159,893
-	12,092	8,985	(A)	21,077		KT&G Corp.			-	1,069,613	794,737	(A)	1,864,350
23,323	-	(23,323)	(A)	-		Nestle S.A.			1,807,228	-	(1,807,228)	(A)	-
30,302	-	(30,302)	(A)	-		SABMiller PLC			1,756,143	-	(1,756,143)	(A)	-
-	81,274	60,388	(A)	141,662		Spar Group Ltd./The			-	950,863	706,504	(A)	1,657,367
									13,052,948	18,684,512	829,903		32,567,363

						Energy:		9.4%
-	32,200	23,925	(A)	56,125		ConocoPhillips			-	2,760,506	2,051,094	(A)	4,811,600
-	22,100	16,421	(A)	38,521		Hess Corp.			-	2,185,469	1,623,834	(A)	3,809,303
-	83,200	61,819	(A)	145,019	@	Noble Corp. PLC			-	2,792,192	2,074,637	(A)	4,866,829
-	32,000	23,776	(A)	55,776		Occidental Petroleum Corp.			-	3,284,160	2,440,176	(A)	5,724,336
121,052	-	(121,052)	(A)	-		Royal Dutch Shell PLC - Class A			5,002,174	-	(5,002,174)	(A)	-
-	24,541	18,234	(A)	42,775		Sasol Ltd.			-	1,457,831	1,083,189	(A)	2,541,020
53,259	-	(53,259)	(A)	-		Statoil ASA			1,637,121	-	(1,637,121)	(A)	-
55,647	64,368	(7,821)	(A)	112,194		Total S.A.			4,026,044	4,657,006	(565,824)	(A)	8,117,226
									10,665,339	17,137,164	2,067,811		29,870,314

7

PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)
International Value Portfolio	Global Value Advantage Portfolio	Pro Forma adjustments		Global Value Advantage Portfolio Pro Forma Combined				International Value Portfolio	Global Value Advantage Portfolio	Pro Forma adjustments		Global Value Advantage Portfolio Pro Forma Combined

						Financials:	18.9%
68,966	71,002	(16,211)	(A)	123,757		Admiral Group PLC		1,827,361	1,881,308	(429,523)	(A)	3,279,146
-	1,166,000	866,354	(A)	2,032,354		Agile Property Holdings Ltd.		-	821,640	610,490	(A)	1,432,130
145,782	-	(145,782)	(A)	-		Banco Popular Espanol SA		973,878	-	(973,878)	(A)	-
87,145	-	(87,145)	(A)	-		Bank of Queensland Ltd.		1,001,485	-	(1,001,485)	(A)	-
553,593	-	(553,593)	(A)	-		Barclays PLC		2,016,605	-	(2,016,605)	(A)	-
-	69,100	51,342	(A)	120,442		Blackstone Group LP		-	2,310,704	1,716,885	(A)	4,027,589
270,670	-	(270,670)	(A)	-		CaixaBank SA		1,669,776	-	(1,669,776)	(A)	-
3,111	-	(3,111)	(A)	-	@	CaixaBank SA		19,199	-	(19,199)	(A)	-
-	1,871,000	1,390,179	(A)	3,261,179		China Construction Bank		-	1,414,947	1,051,325	(A)	2,466,272
81,967	122,911	9,358	(A)	214,236		Credit Agricole S.A.		1,157,281	1,735,364	132,119	(A)	3,024,764
78,958	-	(78,958)	(A)	-		Danske Bank A/S		2,232,025	-	(2,232,025)	(A)	-
117,014	-	(117,014)	(A)	-		HSBC Holdings PLC		1,187,110	-	(1,187,110)	(A)	-
-	31,410	23,338	(A)	54,748		Hyundai Marine & Fire Insurance Co., Ltd.		-	895,764	665,565	(A)	1,561,329
670,047	621,538	(208,236)	(A)	1,083,349		Intesa Sanpaolo S.p.A.		2,067,316	1,917,649	(642,476)	(A)	3,342,489
-	120,560	89,578	(A)	210,138		Itau Unibanco Holding S.A.		-	1,735,693	1,289,644	(A)	3,025,337
-	61,737	45,871	(A)	107,608		JPMorgan Chase & Co.		-	3,557,286	2,643,113	(A)	6,200,399
429,284	513,623	(47,655)	(A)	895,252		Legal & General Group PLC		1,653,807	1,978,721	(183,590)	(A)	3,448,938
31,707	46,669	2,969	(A)	81,345		Macquarie Group Ltd.		1,783,641	2,625,312	167,002	(A)	4,575,955
52,000	-	(52,000)	(A)	-		Mitsui Fudosan Co., Ltd.		1,754,962	-	(1,754,962)	(A)	-
782,200	1,154,300	75,461	(A)	2,011,961		Mizuho Financial Group, Inc.		1,607,816	2,372,670	155,111	(A)	4,135,597
217,156	-	(217,156)	(A)	-		Natixis		1,393,686	-	(1,393,686)	(A)	-
146,200	-	(146,200)	(A)	-		Nomura Holdings, Inc.		1,035,580	-	(1,035,580)	(A)	-
100,630	-	(100,630)	(A)	-		Nordea Bank AB		1,418,677	-	(1,418,677)	(A)	-
42,000	-	(42,000)	(A)	-		ORIX Corp.		696,394	-	(696,394)	(A)	-
-	31,300	23,256	(A)	54,556		Prudential Financial, Inc.		-	2,778,501	2,064,465	(A)	4,842,966
56,284	-	(56,284)	(A)	-		Prudential PLC		1,289,542	-	(1,289,542)	(A)	-
-	56,055	41,650	(A)	97,705		Starwood Property Trust, Inc.		-	1,332,427	990,012	(A)	2,322,439
6,723	8,219	(616)	(A)	14,326		Swiss Life Holding		1,593,632	1,948,246	(146,058)	(A)	3,395,820
204,373	-	(204,373)	(A)	-		UniCredit SpA		1,708,839	-	(1,708,839)	(A)	-
-	70,900	52,680	(A)	123,580		Wells Fargo & Co.		-	3,726,504	2,768,844	(A)	6,495,348
243,000	208,000	(88,453)	(A)	362,547		Wharf Holdings Ltd.		1,749,799	1,497,770	(636,935)	(A)	2,610,634
3,810	-	(3,810)	(A)	-		Zurich Insurance Group AG		1,147,520	-	(1,147,520)	(A)	-
								32,985,931	34,530,506	(7,329,285)		60,187,152

						Health Care:	9.8%
83,500	-	(83,500)	(A)	-		Astellas Pharma, Inc.		1,098,072	-	(1,098,072)	(A)	-
17,455	-	(17,455)	(A)	-		Bayer AG		2,462,433	-	(2,462,433)	(A)	-
-	19,400	14,414	(A)	33,814		Cardinal Health, Inc.		-	1,330,064	988,256	(A)	2,318,320
-	30,500	22,662	(A)	53,162		Medtronic, Inc.		-	1,944,680	1,444,924	(A)	3,389,604
-	47,800	35,516	(A)	83,316		Merck & Co., Inc.		-	2,765,230	2,054,604	(A)	4,819,834
43,076	39,913	(13,420)	(A)	69,569		Novartis AG		3,900,893	3,614,457	(1,215,301)	(A)	6,300,049

-	92,400	68,654	(A)	161,054		Pfizer, Inc.		-	2,742,432	2,037,665	(A)	4,780,097
12,137	12,183	(3,085)	(A)	21,235		Roche Holding AG - Genusschein		3,616,303	3,630,009	(919,156)	(A)	6,327,156
20,356	-	(20,356)	(A)	-		Sanofi		2,163,631	-	(2,163,631)	(A)	-
42,700	-	(42,700)	(A)	-		Shionogi & Co., Ltd.		891,858	-	(891,858)	(A)	-
-	23,200	17,238	(A)	40,438		UnitedHealth Group, Inc.		-	1,896,600	1,409,200	(A)	3,305,800
								14,133,190	17,923,472	(815,802)		31,240,860

8

PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)
International Value Portfolio	Global Value Advantage Portfolio	Pro Forma adjustments		Global Value Advantage Portfolio Pro Forma Combined				International Value Portfolio	Global Value Advantage Portfolio	Pro Forma adjustments		Global Value Advantage Portfolio Pro Forma Combined

						Industrials:	10.2%
16,891	-	(16,891)	(A)	-		Airbus Group NV		1,132,508	-	(1,132,508)	(A)	-
33,720	-	(33,720)	(A)	-		Alstom		1,224,622	-	(1,224,622)	(A)	-
590	-	(590)	(A)	-		AP Moller - Maersk A/S - Class B		1,466,908	-	(1,466,908)	(A)	-
-	21,200	15,752	(A)	36,952		Boeing Co.		-	2,697,276	2,004,113	(A)	4,701,389
1,118,000	1,191,000	(233,071)	(A)	2,075,929		China Railway Construction Corp. Ltd		984,299	1,048,569	(205,198)	(A)	1,827,670
123,330	151,588	(10,698)	(A)	264,220		CNH Industrial NV		1,265,477	1,555,430	(109,771)	(A)	2,711,136
34,878	-	(34,878)	(A)	-		Deutsche Post AG		1,258,918	-	(1,258,918)	(A)	-
-	764,000	567,662	(A)	1,331,662		Jiangsu Expressway Co. Ltd.		-	904,129	671,780	(A)	1,575,909
-	59,200	43,986	(A)	103,186		KAR Auction Services, Inc.		-	1,886,704	1,401,847	(A)	3,288,551
65,000	108,700	15,766	(A)	189,466		Komatsu Ltd.		1,508,864	2,523,284	365,971	(A)	4,398,119
51,325	-	(51,325)	(A)	-	L	Koninklijke Philips NV		1,628,969	-	(1,628,969)	(A)	-
38,100	-	(38,100)	(A)	-		LIXIL Group Corp.		1,031,212	-	(1,031,212)	(A)	-
83,700	155,200	31,616	(A)	270,516		Mitsubishi Corp.		1,742,167	3,230,399	658,064	(A)	5,630,630
16,919	21,176	(1,185)	(A)	36,910		Siemens AG		2,233,886	2,795,955	(156,453)	(A)	4,873,388
-	18,800	13,969		32,769		Union Pacific Corp.		-	1,875,300	1,393,374	(A)	3,268,674
								15,477,830	18,517,046	(1,719,410)		32,275,466

						Information Technology:	12.4%
-	59,038	43,866	(A)	102,904		Apple, Inc.		-	5,486,402	4,076,473	(A)	9,562,875
-	120,000	89,162	(A)	209,162		Catcher Technology Co., Ltd.		-	1,119,878	832,085	(A)	1,951,963
-	114,000	84,704	(A)	198,704		Cisco Systems, Inc.		-	2,832,900	2,104,884	(A)	4,937,784
279,112	-	(279,112)	(A)	-		Hitachi Ltd.		2,045,631	-	(2,045,631)	(A)	-
-	56,100	41,683	(A)	97,783	L	Microchip Technology, Inc.		-	2,738,241	2,034,551	(A)	4,772,792
-	111,600	82,920	(A)	194,520		Microsoft Corp.		-	4,653,720	3,457,778	(A)	8,111,498
33,500	-	(33,500)	(A)	-		Omron Corp.		1,412,681	-	(1,412,681)	(A)	-
-	68,100	50,599	(A)	118,699		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		-	1,456,659	1,082,318	(A)	2,538,977
-	32,073	23,831	(A)	55,904	@	TE Connectivity Ltd.		-	1,983,394	1,473,689	(A)	3,457,083
124,573	-	(124,573)	(A)	-		Telefonaktiebolaget LM Ericsson		1,504,936	-	(1,504,936)	(A)	-
-	182,300	135,451	(A)	317,751		Xerox Corp.		-	2,267,812	1,685,016	(A)	3,952,828
								4,963,248	22,539,006	11,783,546		39,285,800

						Materials:	6.3%
62,800	-	(62,800)	(A)	-	L	ArcelorMittal		937,604	-	(937,604)	(A)	-
11,893	-	(11,893)	(A)	-		Arkema		1,155,600	-	(1,155,600)	(A)	-
82,632	90,602	(15,313)	(A)	157,921		BHP Billiton Ltd.		2,818,141	3,089,956	(522,261)	(A)	5,385,836
-	38,600	28,680	(A)	67,280		International Paper Co.		-	1,948,142	1,447,497	(A)	3,395,639
84,800	-	(84,800)	(A)	-		JSR Corp.		1,455,849	-	(1,455,849)	(A)	-
25,988	42,208	5,373	(A)	73,569		Koninklijke DSM NV		1,891,209	3,071,577	391,015	(A)	5,353,801
172,174	-	(172,174)	(A)	-		Rexam PLC		1,575,880	-	(1,575,880)	(A)	-
-	105,000	78,016	(A)	183,016		Steel Dynamics, Inc.		-	1,884,750	1,400,395	(A)	3,285,145
97,000	124,200	(4,718)	(A)	216,482		Vale SA		1,152,849	1,476,122	(56,070)	(A)	2,572,901
								10,987,132	11,470,547	(2,464,357)		19,993,322

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PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)
International Value Portfolio	Global Value Advantage Portfolio	Pro Forma adjustments		Global Value Advantage Portfolio Pro Forma Combined					International Value Portfolio	Global Value Advantage Portfolio	Pro Forma adjustments		Global Value Advantage Portfolio Pro Forma Combined

						Telecommunication Services:		4.1%
-	48,600	36,110	(A)	84,710		CenturyTel, Inc.			-	1,759,320	1,307,199	(A)	3,066,519
-	68,693	51,040	(A)	119,733		MTN Group Ltd.			-	1,446,936	1,075,094	(A)	2,522,030
81,400	-	(81,400)	(A)	-		NTT DoCoMo, Inc.			1,389,564	-	(1,389,564)	(A)	-
93,112	-	(93,112)	(A)	-		Orange SA			1,473,248	-	(1,473,248)	(A)	-
2,728,000	-	(2,728,000)	(A)	-		PCCW Ltd.			1,626,156	-	(1,626,156)	(A)	-
674,741	966,782	43,591	(A)	1,685,114		Telecom Corp. of New Zealand Ltd.			1,583,261	2,268,527	102,286	(A)	3,954,074
59,970	90,722	7,438	(A)	158,130		Telenor ASA			1,365,424	2,065,600	169,345	(A)	3,600,369
									7,437,653	7,540,383	(1,835,044)		13,142,992

						Utilities:		3.4%
-	27,203	20,212	(A)	47,415		DTE Energy Co.			-	2,118,297	1,573,924	(A)	3,692,221
258,851	-	(258,851)	(A)	-	L	Enel S.p.A.			1,505,643	-	(1,505,643)	(A)	-
44,663	-	(44,663)	(A)	-		Fortum OYJ			1,199,290	-	(1,199,290)	(A)	-
37,986	-	(37,986)	(A)	-	L	Gas Natural SDG S.A.			1,200,101	-	(1,200,101)	(A)	-
-	39,300	29,200	(A)	68,500		Pinnacle West Capital Corp.			-	2,273,112	1,688,954	(A)	3,962,066
76,733	97,674	(4,160)	(A)	170,247		Suez Environnement S.A.			1,467,916	1,868,521	(79,579)	(A)	3,256,858
									5,372,950	6,259,930	(721,735)		10,911,145

		PREFERRED STOCK:					0.9%
						Utilities:		0.9%
145,934	215,108	13,894	(A)	374,936		Cia Energetica de Minas Gerais			1,066,682	1,572,299	101,558	(A)	2,740,539

						Total Long-Term Investments
						( Cost $111,651,709, $159,893,370 and $271,545,079 Pro Forma Combined)			131,606,655	177,125,437	-		308,732,092

Principal amount†	Principal amount†			Principal amount†					Value	Value	Value		Value
		SHORT-TERM INVESTMENTS:					5.3%
						Securities Lending Collateralcc(1):		2.1%
801,560	-	-		801,560		Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $801,563, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $817,591, due 07/15/14–04/20/64)			801,560	-	-		801,560

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PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)
International Value Portfolio	Global Value Advantage Portfolio	Pro Forma adjustments	Global Value Advantage Portfolio Pro Forma Combined		International Value Portfolio	Global Value Advantage Portfolio	Pro Forma adjustments	Global Value Advantage Portfolio Pro Forma Combined
-	758,568	-	758,568	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $758,571, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $773,739, due 07/15/14-04/20/64)	-	758,568	-	758,568
1,000,000	-	-	1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,020,000, due 01/01/17–03/01/48)	1,000,000	-	-	1,000,000
1,000,000	-	-	1,000,000	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,020,003, due 07/10/14–08/15/42)	1,000,000	-	-	1,000,000
-	1,000,000	-	1,000,000	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,020,003, due 07/10/14-08/15/42)	-	1,000,000	-	1,000,000
1,000,000	-	-	1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003,	1,000,000	-	-	1,000,000

11

PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)
International Value Portfolio	Global Value Advantage Portfolio	Pro Forma adjustments	Global Value Advantage Portfolio Pro Forma Combined				International Value Portfolio	Global Value Advantage Portfolio	Pro Forma adjustments	Global Value Advantage Portfolio Pro Forma Combined
					collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14–07/15/56)
-	1,000,000	-	1,000,000		Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 7/01/14-07/15/56)		-	1,000,000	-	1,000,000
							3,801,560	2,758,568	-	6,560,128
					Mutual Funds:	3.2%
529,000	9,712,000	-	10,241,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††		529,000	9,712,000	-	10,241,000

					Total Short-Term Investments
					( Cost $4,330,560, $12,470,568 and $16,801,128 Pro Forma Combined)		4,330,560	12,470,568	-	16,801,128

					Total Investments in Securities
					(Cost $115,982,269, $172,363,938 and $288,346,207 Pro Forma Combined) *	102.4%	$135,937,215	$189,596,005	$-	$325,533,220
					Other Assets and Liabilities - Net	(2.4)	(3,291,265)	(4,399,815)	-	(7,691,080)
					Net Assets	100.0%	$132,645,950	$185,196,190	$-	$317,842,140

				†	Unless otherwise indicated, principal amount is shown in USD.
				††	Rate shown is the 7-day yield as of June 30, 2014.
				@	Non-income producing security
				ADR	American Depositary Receipt

12

PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)
International Value Portfolio	Global Value Advantage Portfolio	Pro Forma adjustments	Global Value Advantage Portfolio Pro Forma Combined			International Value Portfolio	Global Value Advantage Portfolio	Pro Forma adjustments	Global Value Advantage Portfolio Pro Forma Combined

				cc	Securities purchased with cash collateral for securities loaned.
				L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
				(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
				(A)	Reflects adjustments related to portfolio transitioning

				*	Cost for federal income tax purposes is:	$116,147,663	$172,384,449	$-	$288,532,112
					Net unrealized appreciation consists of:
					Gross Unrealized Appreciation	$21,518,593	$18,845,793	$-	$40,364,386
					Gross Unrealized Depreciation	(1,729,041)	(1,634,237)	-	(3,363,278)
					Net Unrealized Appreciation	$19,789,552	$17,211,556	$-	$37,001,108
13

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:
	International Value Portfolio	Global Value Advantage Portfolio	Pro Forma adjustments		Global Value Advantage Portfolio Pro Forma Combined
Asset Table
Investments, at value
Level 1 - Quoted Prices	$8,094,842	$111,193,035	$71,628,734	(A)	$190,916,611
Level 2 - Other Significant Observable Inputs #	127,842,373	78,402,970	(71,628,734)	(A)	134,616,609
Level 3 - Significant Unobservable Inputs	-	-	-		-
Total Investments, at value	$135,937,215	$189,596,005	$-		$325,533,220

^ See Note 2, “Security Valuation” in the Notes to Unaudited Pro Forma Financial Statements for additional information.
(A) Reflects adjustments related to portfolio transitioning.
# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

14

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (the “Board”) of Voya International Value Portfolio (“International Value Portfolio”) and Voya Global Value Advantage Portfolio (“Global Value Advantage Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”), approved an Agreement and Plan of Reorganization dated September 12, 2014 (the “Plan”) whereby, subject to approval by the shareholders of International Value Portfolio, Global Value Advantage Portfolio will acquire all of the assets of International Value Portfolio, subject to the liabilities of such Fund, in exchange for Global Value Advantage Portfolio issuing shares of such fund to shareholders of International Value Portfolio in a number equal in value to net assets of International Value Portfolio (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Global Value Advantage Portfolio remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at June 30, 2014. The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of International Value Portfolio and Global Value Advantage Portfolio at June 30, 2014. The unaudited pro forma Statement of Operations reflects the results of operations of International Value Portfolio and Global Value Advantage Portfolio for the twelve-months ended June 30, 2014. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for International Value Portfolio and Global Value Advantage Portfolio under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of International Value Portfolio and Global Value Advantage Portfolio as of June 30, 2014. This unaudited pro forma Portfolio of Investments reflects management’s anticipation that most portfolio transitioning, including the sale of a significant portion of holdings of International Value Portfolio and the purchases of assets Global Value Advantage Portfolio may hold or wish to hold, will take place shortly prior to the closing date of the Mergers. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Global Value Advantage Portfolio for pre-combination periods will not be restated.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price. Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Portfolio’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of each Portfolio. Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Global Value Advantage Portfolio issued in connection with the proposed acquisition of International Value Portfolio by Global Value Advantage Portfolio as of June 30, 2014. The number of additional shares issued was calculated by dividing the net assets of each class of International Value Portfolio by the respective class net asset value per share of Global Value Advantage Portfolio.

Note 4 – Merger and Transition Costs:

The Adviser (or an affiliate) will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings. Merger costs to be incurred by the Adviser (or an affiliate) are estimated at approximately

15

$134,900. These costs represent the estimated expenses of the Portfolio carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. Total explicit transition costs are estimated to be $103,400. These expenses will be paid by the Adviser (or an affiliate). Actual results could differ from these estimates.

Note 5 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.

Note 6 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

16

Voya Variable Portfolios, Inc.

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 10, Section (iv) of Voya Variable Portfolios, Inc.’s Articles of Incorporation, as amended, provides the following:

(iv)	The Corporation shall indemnify its officers, directors, employees, and agents and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise as follows:

(a)	Every person who is or has been a director, officer, employee, or agent of the Corporation and persons who serve at the Corporation’s request as director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him/her in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability, or obligation of any kind in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Director, officer, employee, or agent of the Corporation or of another corporation, partnership, joint venture, trust, or other enterprise at the request of the Corporation, and against amounts paid or incurred by him/her in the settlement thereof.

(b)	The words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, administrative, legislative, investigative, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(c)	No indemnification shall be provided hereunder to a director, officer, employee, or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d)	The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be several, shall not affect any other rights to which any director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e)	In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subparagraph (f) of this paragraph (iv), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

(1)	By a majority vote of a quorum of non-party directors who are “not interested persons” of the Corporation (as defined in the 1940 Act); or

(2)	By independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(f)	The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions:

(1)	The indemnity provides security for his undertaking;

1

(2)	The Corporation is insured against losses arising by reason of any lawful advances; or

(3)	A majority of a quorum of non-party directors who are “not interested” persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnity will be entitled to indemnification.

(g)	Neither the amendment nor repeal of this paragraph (iv) of Article 9, nor the adoption of any amendment of any other provision of the Charter or Bylaws of the Corporation inconsistent with this paragraph (iv) of Article 10 shall apply to or affect in any respect the applicability of the preceding provisions with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

In addition, Voya Variable Portfolios, Inc.’s officers and directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires September 30, 2015.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to directors, officers, and controlling persons of Voya Variable Portfolios, Inc. pursuant to the foregoing provisions or otherwise, Voya Variable Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Voya Variable Portfolios, Inc. of expenses incurred or paid by a director, officer, or controlling person of Voya Variable Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the shares being registered, Voya Variable Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

Pursuant to Indemnification Agreements between the Company and each Independent Director, the Company indemnifies each Independent Director against any liabilities resulting from the Independent Director’s serving in such capacity, provided that the Independent Director has not engaged in certain disabling conduct.

ITEM 16. EXHIBITS

(1)	(a)	Articles of Amendment and Restatement dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(b)	Articles Supplementary dated August 12, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(c)	Articles Supplementary effective April 29, 2005 (issuance of Class ADV shares) – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(d)	Articles of Amendment dated February 17, 2004 (name change from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

(e)	Articles of Amendment dated April 30, 2004 (redesignation of Class R shares to Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

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(f)	Articles of Amendment dated November 29, 2007 (dissolve ING VP International Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on January 25, 2008 and incorporated herein by reference.

(g)	Articles Supplementary dated November 30, 2007 (establishment of new series – ING WisdomTreeSM Global High-Yielding Equity Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on January 25, 2008 and incorporated herein by reference.

(h)	Articles Supplementary dated February 15, 2008 (establishment of new series – ING International Index Portfolio, ING Lehman Brother Aggregate Bond Index® Portfolio, ING MorningTMStar U.S. Growth Index Portfolio, ING RussellTM Large Cap Index Portfolio, ING RussellTM Mid Cap Index Portfolio, and ING RussellTM Small Cap Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on February 29, 2008 and incorporated herein by reference.

(i)	Articles of Amendment effective March 7, 2008 (name change from ING Lehman Brothers Aggregate Bond Index® Portfolio to ING Lehman Brothers U.S. Aggregate Bond Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(j)	Articles of Amendment effective April 28, 2008 (name change from ING VP Global Science and Technology Portfolio to ING BlackRock Global Science and Technology Portfolio; ING VP Growth Portfolio to ING Opportunistic LargeCap Growth Portfolio; and ING VP Value Opportunity Portfolio to ING Opportunistic LargeCap Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

(k)	Articles Supplementary dated June 6, 2008 (establishment of new series – ING Russell Global LargeCap Index 85% Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

(l)	Articles of Amendment dated July 9, 2008 (establishment of new series – ING Global Equity Option Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

(m)	Articles Supplementary dated October 15, 2008 (establishment of new series – ING U.S. Government Money Market Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A Registration Statement on October 30, 2008 and incorporated herein by reference.

(n)	Articles Supplementary effective January 23, 2009 (issuance of Service 2 Class shares) – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(o)	Articles Supplementary dated February 12, 2009 (issuance of ING Russell Large Cap Index Portfolio – Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(p)	Articles Supplementary dated March 18, 2009 (issuance of ING Hang Seng Index Portfolio, ING Russell Large Cap Growth Index Portfolio, ING Russell Large Cap Value Index Portfolio, ING Russell Large Cap Value Index Portfolio, and ING Russell Mid Cap Growth Index Portfolio – Class ADV, Class I, Class S, and Class S2 shares) – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(q)	Articles of Amendment effective May 1, 2009 (name change from ING BlackRock Global Science and Technology Portfolio to ING BlackRock Science and Technology Opportunities Portfolio; ING Lehman Brothers U.S. Aggregate Bond Index Portfolio to ING U.S. Bond Index Portfolio; ING Opportunistic

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LargeCap Value Portfolio to ING Opportunistic LargeCap Portfolio; ING Russell Global Large Cap Index 85% Portfolio to ING Russell Global Large Cap Index 75% Portfolio; ING VP Index Plus LargeCap Portfolio to ING Index Plus LargeCap Portfolio; ING VP Index Plus MidCap Portfolio to ING Index Plus MidCap Portfolio; ING VP Index Plus SmallCap to ING Index Plus SmallCap; and ING VP Small Company Portfolio to ING Small Company Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(r)	Articles Supplementary dated June 22, 2009 (issuance of ING Dow Jones Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, ING Japan Equity Index Portfolio, and ING NASDAQ 100 Index® Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(s)	Articles Supplementary dated July 31, 2009 (increase authorized shares of ING International Index Portfolio and ING Russell Large Cap Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(t)	Articles Supplementary dated August 5, 2009 (increase authorized shares of ING Dow Jones Euro STOXX 50® Index Portfolio, ING Russell Mid Cap Index Portfolio, and ING U.S. Bond Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(u)	Articles of Amendment dated September 21, 2009 (dissolution of ING Opportunistic LargeCap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(v)	Plan of Liquidation and Dissolution of Series effective October 23, 2009 (liquidation and dissolution of ING Global Equity Option Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(w)	Articles of Amendment, effective October 30, 2009, (name change from ING Nasdaq 100 Index Portfolio to ING NASDAQ 100® Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(x)	Articles of Amendment, effective April 30, 2010, (name change from ING Dow Jones Euro STOXX 50® Index Portfolio to ING Euro STOXX 50® Index Portfolio, and ING Japan Equity Index Portfolio to ING Japan TOPIX Index® Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

(y)	Articles of Amendment dated July 20, 2010 (dissolution of Class S2 shares of ING Hang Seng Index Portfolio, ING Russell Large Cap Growth Index Portfolio, and ING Russell Large Cap Value Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

(z)	Articles of Amendment dated August 10, 2010 (dissolution of ING Global Equity Option Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

(aa)	Articles of Amendment dated September 8, 2010 (dissolution of ING Opportunistic LargeCap Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

(bb)	Articles of Amendment dated January 6, 2011 (dissolution of ING U.S. Government Money Market Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

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(cc)	Articles Supplementary dated January 26, 2011 (issuance of Class ADV and Class I shares of ING Australia Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

(dd)	Articles Supplementary dated October 19, 2011 (issuance of ING Emerging Markets Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on November 28, 2011 and incorporated herein by reference.

(ee)	Articles of Amendment dated April 13, 2011 (dissolution of ING NASDAQ 100 Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement on April 26, 2012 and incorporated herein by reference.

(ff)	Articles Supplementary dated December 11, 2008 (classification and designation of Class I shares of ING Russell Large Cap Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(gg)	Articles of Amendment dated June 19, 2009 (dissolution of ING Morningstar U.S. Growth Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(hh)	Plan of Liquidation and Dissolution of Series effective April 7, 2010 with respect to ING RussellTM Global Large Cap Index 75% Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(ii)	Articles of Amendment dated October 17, 2012 (dissolution of ING WisdomTree Global High-Yielding Equity Index Portfolio Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(jj)	Articles of Amendment dated April 22, 2013 (dissolution of ING BlackRock Science and Technology Opportunities Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(kk)	Articles of Amendment effective July 12, 2013 (name change from ING WisdomTree Global High-Yielding Equity Index Portfolio to ING Global Value Advantage Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(ll)	Articles Supplementary dated August 7, 2013 (increase number of authorized shares of ING U.S. Bond Index Portfolio for Class I) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(mm)	Articles Supplementary dated April 7, 2014 (classification and designation of Class I shares for Voya Global Value Advantage Portfolio and authorizing the increase in number of authorized shares of Class ADV shares of Voya International Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(nn)	Articles of Amendment effective May 1, 2014 (change of names of Registrant and Series) – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

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(oo)	Articles Supplementary dated September 23, 2014 (classification and designation of Class T shares for Voya Global Value Advantage Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on November 13, 2014 and incorporated herein by reference.

2.	a.	Second Amended and Restated Bylaws – Filed as an Exhibit to the Post-Effective Amendment No. 27 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)	Amendment adopted on March 11, 2010, to the Second Amended and Restated By-Laws of Voya Variable Portfolios, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

3.	Not Applicable.

4.	Agreement and Plan of Reorganization between Voya International Value Portfolio, a series of Voya Variable Products Trust, and Voya Global Value Advantage Portfolio, a series of Voya Variable Portfolios, Inc. – Attached as Appendix A to the Proxy Statement/Prospectus.

5.	Instruments Defining Rights of Holders – Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

6.	a.	Investment Management Agreement between Voya Investments, LLC (formerly, ING Investments, LLC) and Voya Variable Portfolios, Inc. dated May 7, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(i)	Amended Schedule A to the Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. effective May 7, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(ii)	Waiver Letter dated May 1, 2014 to the Amended Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated May 7, 2013 with respect to Voya RussellTM Large Cap Growth Index Portfolio, Voya RussellTM Large Cap Value Index Portfolio, Voya RussellTM Mid Cap Growth Index Portfolio, and Voya Hang Seng Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(iii)	Waiver Letter dated May 1, 2014 to the Amended Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated May 7, 2013 with respect to Voya Euro STOXX 50® Portfolio, Voya FTSE 100 Index® Portfolio, and Voya Japan TOPIX Index® Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(iv)	Side Letter Agreement dated May 1, 2014 to the Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated May 7, 2013 with respect to Voya Russell™ Large Cap Growth Index Portfolio and Voya Russell™ Large Cap Value Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(v)	Waiver Letter dated May 1, 2014 to the Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated May 7, 2013 with respect to Voya Australia Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

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(vi)	Waiver Letter dated May 1, 2014 to the Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated May 7, 2013 with respect to Voya Emerging Markets Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

b.	Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) dated May 7, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(i)	Waiver Letter dated May 1, 2014 to the Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated May 7, 2013 with respect to Voya Australia Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(ii)	Waiver Letter dated May 1, 2014 to the Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated May 7, 2013 with respect to Voya Emerging Markets Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(iii)	Waiver Letter dated May 1, 2014 to the Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated May 7, 2013 with respect to Voya Euro STOXX 50® Portfolio, Voya FTSE 100 Index® Portfolio, and Voya Japan TOPIX Index® Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

c.	Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated May 7, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(i)	Amended Schedule A effective November 17, 2014 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated May 7, 2013 – Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on November 13, 2014 and incorporated herein by reference.

(ii)	Side Letter Agreement (Class ADV, Class S, and Class S2 shares of Voya Global Value Advantage Portfolio) dated January 1, 2014 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated May 7, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(iii)	Side Letter Agreement (Voya International Index Portfolio) dated March 14, 2014 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated May 7, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(iv)	Side Letter Agreement (Class I shares of Voya Global Value Advantage Portfolio) dated May 1, 2014 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated May 7, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

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(v)	Side Letter Agreement (Class ADV, Class I, Class S, Class S2, and Class T shares of Voya Global Value Advantage Portfolio) dated November 17, 2014 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated May 7, 2013 – Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on November 13, 2014 and incorporated herein by reference.

(vii)	Form Of Amended and Restated Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) dated May 7, 2013 as amended and restated October 1, 2014 –Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on November 13, 2014 and incorporated herein by reference.

7.	Amended and Restated Distribution Agreement between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) dated May 7, 2013 as amended and restated October 1, 2014 – Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on November 13, 2014 and incorporated herein by reference.

8.	Directors’ Deferred Compensation Plan, effective September 15, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

9.	a.	Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A dated August 6, 2014 to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement on September 18, 2014 and incorporated herein by reference.

b.	Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A dated August 6, 2014 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement on September 18, 2014 and incorporated herein by reference.

(ii)	Amended Schedule 2, effective June 4, 2008, to the Foreign Custody Manager Agreement with the Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

c.	Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A dated August 6, 2014 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement on September 18, 2014 and incorporated herein by reference.

(ii)	Amendment, effective October 1, 2011, to Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on November 28, 2011 and incorporated herein by reference.
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10.	a.	Third Amended and Restated Shareholder Services and Distribution Plan for Class S shares, effective September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on November 13, 2014 and incorporated herein by reference.

b.	Second Amended and Restated Shareholder Service and Distribution Plan for Class ADV shares effective September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on November 13, 2014 and incorporated herein by reference.

(i)	Waiver Letter dated May 1, 2014 with respect to Voya International Index Portfolio to the Amended and Restated Shareholder Service and Distribution Plan for Class ADV shares effective November 21, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

c.	Second Amended and Restated Shareholder Services and Distribution Plan for Class S2 shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on November 13, 2014 and incorporated herein by reference.

(i)	Waiver Letter dated May 1, 2014 to the Amended and Restated Shareholder Services and Distribution Plan for Class S2 shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective November 21, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(i)	Waiver Letter dated May 1, 2014 with respect to Voya International Index Portfolio to the Amended and Restated Shareholder Services and Distribution Plan for Class S2 shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

d.	Shareholder Servicing Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on November 13, 2014 and incorporated herein by reference.

e.	Distribution Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on November 13, 2014 and incorporated herein by reference.

(i)	Waiver Letter dated November 17, 2014 to the Distribution Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on November 13, 2014 and incorporated herein by reference.

f.	Amended and Restated Multi-Class Plan pursuant to Rule 18f-3 for Voya Variable Portfolios, Inc., effective September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on November 13, 2014 and incorporated herein by reference.

11.	Opinion and Consent of Counsel – Filed herein.

12.	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

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13.	a.	Amended and Restated Administration Agreement between Voya Funds Services, LLC (formerly, ING Funds Services, LLC) and Voya Variable Portfolios, Inc. dated April 1, 2002, as amended and restated on March 14, 2013, and as further amended and restated October 1, 2014 – Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on November 13, 2014 and incorporated herein by reference.

(i)	Side Agreement dated May 1, 2014 to the Amended and Restated Administration Agreement between Voya Funds Services, LLC and Voya Variable Portfolios, Inc. dated April 1, 2002 and amended and restated on March 14, 2013, with respect to Voya Euro STOXX 50® Portfolio, Voya FTSE 100 Index® Portfolio, and Voya Japan TOPIX Index® Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(ii)	Side Agreement dated May 1, 2014 to the Amended and Restated Administration Agreement between Voya Funds Services, LLC and Voya Variable Portfolios, Inc. dated April 1, 2002 and amended and restated on March 14, 2013, with respect to Voya Australia Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(iii)	Side Agreement dated May 1, 2014 to the Amended and Restated Administration Agreement between Voya Funds Services, LLC and Voya Variable Portfolios, Inc. dated April 1, 2002 and amended and restated on March 14, 2013, with respect to Voya Emerging Markets Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

b.	License Agreement between Aetna Services, Inc. and Aetna Variable Portfolios, Inc. dated June 19, 1996 – Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

c.	Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A dated August 6, 2014 to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement on September 18, 2014 and incorporated herein by reference.

d.	Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amended Schedule A dated April 2007 to the Allocation Agreement dated September 24, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

e.	Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)	Amended Schedule A dated April 2007 to the Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

f.	Transfer Agency Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) dated February 25, 2009 – Filed as an Exhibit to Post-Effective

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Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)	Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

(ii)	Amended Exhibit A dated May 23, 2014 to the Transfer Agency Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. dated February 25, 2009 – Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on November 13, 2014 and incorporated herein by reference.

g.	Participation Agreement between Voya Variable Portfolios, Inc., Connecticut General Life Insurance Company, and Voya Investments Distributor, LLC dated August 15, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

h.	Participation Agreement between Voya Variable Portfolios, Inc., ReliaStar Life Insurance Company, and Voya Investments Distributor, LLC dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amendment, executed October 15, 2002, to the Participation Agreement between Voya Variable Portfolios, Inc., ReliaStar Life Insurance Company, and Voya Investments Distributor, LLC dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)	Amendment, executed September 22, 2003, to the Participation Agreement between Voya Variable Portfolios, Inc., ReliaStar Life Insurance Company, and Voya Investments Distributor, LLC dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.	Participation Agreement between Voya Variable Portfolios, Inc., ReliaStar Life Insurance Company of New York and Voya Investments Distributor, LLC dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

j.	Participation Agreement between Voya Variable Portfolios, Inc., Security Life of Denver Insurance Company, and Voya Investments Distributor, LLC dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

k.	Participation Agreement between Voya Variable Portfolios, Inc., Southland Life Insurance Company, and Voya Investments Distributor, LLC dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

l.	Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amendment No. 1, executed May 1, 2000, to the Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
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Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)	Amendment No. 2, executed June 26, 2001, to the Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

m.	Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	Amendment, executed November 9, 1998, to the Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)	Amendment, executed June 1, 1999, to the Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iii)	Second Amendment, executed December 31, 1999, to the Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iv)	Third Amendment, executed February 11, 2000, to the Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(v)	Fourth Amendment, executed May 1, 2000, to the Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vi)	Fifth Amendment, executed February 27, 2001, to the Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 –
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Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vii)	Sixth Amendment, executed June 19, 2001, to the Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

n.	Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated July 16, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

o.	Participation Agreement between iShares Trust, iShares Inc., and ING RussellTM Global Large Cap Index 85% Portfolio dated September 15, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

14.	Consent of Independent Registered Public Accounting Firm –Filed herein.

15.	Not applicable.

16.	Powers of Attorney –Filed herein.

17.	Not applicable.

ITEM 17. UNDERTAKINGS

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 488 under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 25th day of November, 2014.

Voya Variable Portfolios, Inc.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	November 25, 2014

John V. Boyer*	Director	November 25, 2014

Patricia W. Chadwick*	Director	November 25, 2014

Albert E. DePrince, Jr.*	Director	November 25, 2014

Peter S. Drotch*	Director	November 25, 2014

J. Michael Earley*	Director	November 25, 2014

Russell H. Jones*	Director	November 25, 2014

Patrick W. Kenny*	Director	November 25, 2014

Shaun P. Mathews*	Interested Director and President and Chief Executive Officer	November 25, 2014

Joseph E. Obermeyer*	Director	November 25, 2014

Sheryl K. Pressler*	Director	November 25, 2014

Colleen D. Baldwin*	Director	November 25, 2014

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Roger B. Vincent*	Director	November 25, 2014

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**	Powers of Attorney for Todd Modic and each Director - Filed herein.

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EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(11)	Opinion and Consent of Counsel
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Powers of Attorney

1